WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 68.4%
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.0%
AT&T Inc., Senior Notes	3.400%	5/15/25	$2,270,000	$2,299,647
AT&T Inc., Senior Notes	5.350%	9/1/40	150,000	161,559
AT&T Inc., Senior Notes	4.350%	6/15/45	1,360,000	1,295,848
AT&T Inc., Senior Notes	4.550%	3/9/49	1,554,000	1,509,323
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	1,186,454
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	393,405
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	561,509
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	780,000	843,983
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	450,000	476,858
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,517,675
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	60,000	72,668

Total Diversified Telecommunication Services				10,318,929

Media - 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	300,000	302,563
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	120,000	124,414
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	633,746
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,004,859
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	330,000	370,089

See Notes to Schedule of Investments.

1

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	$4,870,000	$4,990,654
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	451,530
Comcast Corp., Senior Notes	3.950%	10/15/25	2,320,000	2,461,222
Comcast Corp., Senior Notes	4.150%	10/15/28	4,220,000	4,534,752
Comcast Corp., Senior Notes	4.250%	10/15/30	6,000,000	6,485,855
Comcast Corp., Senior Notes	4.700%	10/15/48	1,940,000	2,159,837
Tencent Holdings Ltd., Senior Unsecured	3.975%	4/11/29	7,420,000	7,453,153	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	2,027,154
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,356,427
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	50,076
Warner Media LLC, Senior Notes	6.250%	3/29/41	410,000	484,989

Total Media				34,891,320

Wireless Telecommunication Services - 0.5%
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	180,000	180,430	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	1,540,000	1,607,149
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	3,455,000	3,591,840

Total Wireless Telecommunication Services				5,379,419

TOTAL COMMUNICATION SERVICES				50,589,668

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	90,000	88,585	(a)
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	300,000	299,378
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	202,210
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	1,010,212
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	907,653

See Notes to Schedule of Investments.

2

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	$180,000	$178,473
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	257,338

Total Automobiles				2,943,849

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	940,000	981,130
McDonald’s Corp., Senior Notes	3.500%	3/1/27	350,000	360,689
McDonald’s Corp., Senior Notes	3.800%	4/1/28	150,000	157,317
Sands China Ltd., Senior Notes	4.600%	8/8/23	310,000	323,135
Sands China Ltd., Senior Notes	5.125%	8/8/25	500,000	524,939

Total Hotels, Restaurants & Leisure				2,347,210

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.850%	4/1/23	1,310,000	1,319,736

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	500,000	514,125
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	544,909
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	543,555

Total Internet & Direct Marketing Retail				1,602,589

TOTAL CONSUMER DISCRETIONARY				8,213,384

CONSUMER STAPLES - 6.5%
Beverages - 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,670,159
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	140,000	145,097
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	533,000	533,894
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	3,425,000	3,486,372
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	14,004,000	14,414,897
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,660,000	1,732,180
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	420,000	456,715
PepsiCo Inc., Senior Notes	4.000%	3/5/42	1,010,000	1,078,585

See Notes to Schedule of Investments.

3

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	$640,000	$666,419	(a)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	1,100,000	1,275,886	(a)

Total Beverages				25,460,204

Food & Staples Retailing - 0.4%
Kroger Co., Senior Notes	2.650%	10/15/26	500,000	473,933
Walmart Inc., Senior Notes	3.700%	6/26/28	3,050,000	3,247,865
Walmart Inc., Senior Notes	4.300%	4/22/44	753,000	844,471

Total Food & Staples Retailing				4,566,269

Food Products - 0.3%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	460,000	474,460	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,340,000	1,362,285
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	860,000	861,272

Total Food Products				2,698,017

Tobacco - 3.3%
Altria Group Inc., Senior Notes	9.250%	8/6/19	950,000	960,227
Altria Group Inc., Senior Notes	3.490%	2/14/22	220,000	224,022
Altria Group Inc., Senior Notes	3.800%	2/14/24	320,000	328,912
Altria Group Inc., Senior Notes	4.400%	2/14/26	240,000	249,441
Altria Group Inc., Senior Notes	4.800%	2/14/29	650,000	679,977
BAT Capital Corp., Senior Notes	2.764%	8/15/22	6,990,000	6,935,502
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,250,000	16,596,158
BAT Capital Corp., Senior Notes	4.540%	8/15/47	1,000,000	899,998
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	370,000	367,851
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	930,000	929,770
Reynolds American Inc., Senior Notes	3.250%	6/12/20	431,000	433,138
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	4,297,872

Total Tobacco				32,902,868

TOTAL CONSUMER STAPLES				65,627,358

ENERGY - 9.0%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	3.800%	11/15/25	1,450,000	1,494,027

Oil, Gas & Consumable Fuels - 8.8%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	600,000	784,339
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,930,820
Apache Corp., Senior Notes	4.375%	10/15/28	800,000	816,457
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	1,988,153

See Notes to Schedule of Investments.

4

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	$500,000	$520,830
Chevron Corp., Senior Notes	2.954%	5/16/26	3,440,000	3,498,665
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	850,000	868,102
Concho Resources Inc., Senior Notes	3.750%	10/1/27	1,180,000	1,197,172
Concho Resources Inc., Senior Notes	4.300%	8/15/28	390,000	412,476
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	163,165
Continental Resources Inc., Senior Notes	3.800%	6/1/24	100,000	100,552
Continental Resources Inc., Senior Notes	4.375%	1/15/28	400,000	411,815
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,678,167
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,500,000	1,708,993
Ecopetrol SA, Senior Notes	5.875%	5/28/45	10,050,000	10,355,922
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	110,000	116,070
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,410,000	1,495,184
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,250,000	5,619,417
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	620,000	633,484
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	2,252,730
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	11,740,000	13,294,493	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	170,000	172,075
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,000,000	1,040,824
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	212,879
MPLX LP, Senior Notes	5.500%	2/15/49	400,000	426,633
Noble Energy Inc., Senior Notes	4.950%	8/15/47	480,000	491,341
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,502,795
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,234,946
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	938,678
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,160,000	3,027,699
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	436,178
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	4,681,602	(a)

See Notes to Schedule of Investments.

5

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	$3,000,000	$3,260,820
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,949,000
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	2,356,950	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,307,000	1,232,109
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	972,015
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	515,435	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	1,127,065
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,656,656
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	2,010,000	2,132,327	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	5,535,302
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	210,000	214,118
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	95,000	105,221
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	394,130

Total Oil, Gas & Consumable Fuels				88,463,804

TOTAL ENERGY				89,957,831

FINANCIALS - 16.7%
Banks - 11.5%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,947,171	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,200,000	3,388,202	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,400,000	1,430,557
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	3,381,880
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,599,000	1,597,607	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,000,000	1,010,592	(b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	1,065,256

See Notes to Schedule of Investments.

6

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	$100,000	$99,320	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	300,000	325,683
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,037,769	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	930,920	(a)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	2,000,000	2,052,232	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	11,200,000	11,663,990	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,646,708	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,300,000	3,469,104	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	190,000	293,957
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,466,908
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,630,000	1,810,672
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,840,000	4,018,897
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	416,934
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	721,071
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	345,000	348,019	(a)(b)(c)
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	330,000	334,312	(a)
Cooperatieve Rabobank UA, Senior Notes	3.950%	11/9/22	600,000	616,069
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	2,520,000	2,652,368
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,750,000	2,868,467
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,500,000	3,499,034
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	800,000	914,435
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	683,400	(a)(b)(c)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	330,000	338,144

See Notes to Schedule of Investments.

7

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	$1,810,000	$1,808,986	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,810,000	1,813,873	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	6,020,000	6,091,852
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	2,530,000	2,656,779
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	3,390,000	3,471,228
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	1,200,000	1,271,129	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	899,362
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	1,028,643
ING Bank NV, Senior Notes	2.500%	10/1/19	260,000	259,997	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	900,000	877,677	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	270,000	263,820	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	2,683,962	(a)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	570,000	603,754	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	270,000	292,313	(b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,402,035
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	963,150
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	1,000,000	1,005,218
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	206,036
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	2,300,000	2,352,440
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	476,494

See Notes to Schedule of Investments.

8

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Morgan Stanley, Senior Notes (3.737% to 4/24/23 then 3 mo. USD LIBOR + 0.847%)	3.737%	4/24/24	$3,980,000	$4,101,966	(b)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	205,132	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	640,000	682,844
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,130,000	2,262,056
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	5,000,000	4,981,010
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,375,000	1,464,716	(a)
Santander UK PLC, Senior Notes	2.375%	3/16/20	230,000	229,434
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	560,000	623,433	(a)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	780,000	793,381
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	414,727
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,000,000	2,099,762
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	686,312
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,695,994
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	4,170,685
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	1,022,980
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	380,000	440,439

Total Banks				115,333,297

Capital Markets - 4.1%
Credit Suisse AG, Senior Notes	3.625%	9/9/24	550,000	571,284
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	6,800,000	6,984,265	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,140,000	3,488,302
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	354,219

See Notes to Schedule of Investments.

9

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	$1,000,000	$1,040,009	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,378,595
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,939,406
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	1,101,671
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	533,020	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	7/12/19	320,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	465,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	180,000	0	*(e)(f)(g)(h)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	2,080,000	2,106,146	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	2,870,000	3,010,291	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	17,310,000	18,138,786	(a)

Total Capital Markets				40,645,994

Diversified Financial Services - 0.6%
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	500,000	551,408	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	426,099	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,500,000	2,841,964
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	700,000	709,591	(a)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,723,401

Total Diversified Financial Services				6,252,463

Insurance - 0.5%
American International Group Inc., Senior Notes	4.500%	7/16/44	600,000	606,373
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	3,300,000	2,632,946
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	518,923

See Notes to Schedule of Investments.

10

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	$150,000	$149,803	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	1,047,549	(a)

Total Insurance				4,955,594

TOTAL FINANCIALS				167,187,348

HEALTH CARE - 10.8%
Biotechnology - 2.1%
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,101,140
Amgen Inc., Senior Notes	3.625%	5/22/24	1,410,000	1,457,550
Celgene Corp., Senior Notes	3.550%	8/15/22	1,540,000	1,585,524
Celgene Corp., Senior Notes	3.875%	8/15/25	1,800,000	1,892,355
Celgene Corp., Senior Notes	4.625%	5/15/44	300,000	328,662
Celgene Corp., Senior Notes	5.000%	8/15/45	2,290,000	2,667,407
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	300,000	312,671
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	7,800,000	8,093,515
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	432,800
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,894,705

Total Biotechnology				20,766,329

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	2,562,000	2,706,403
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,660,000	3,025,656
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,910,000	8,128,104
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	7,080,000	7,187,734
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	88,000	90,778
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	520,000	559,621
Medtronic Inc., Senior Notes	3.500%	3/15/25	700,000	729,896

Total Health Care Equipment & Supplies				22,428,192

Health Care Providers & Services - 3.9%
Anthem Inc., Senior Notes	3.650%	12/1/27	9,000,000	9,081,857
Cigna Corp., Senior Notes	3.750%	7/15/23	970,000	995,905	(a)
Cigna Corp., Senior Notes	4.125%	11/15/25	280,000	292,138	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	700,000	734,334	(a)
CVS Health Corp., Senior Notes	3.350%	3/9/21	300,000	303,073
CVS Health Corp., Senior Notes	3.700%	3/9/23	8,000,000	8,172,124
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,000,000	2,061,608

See Notes to Schedule of Investments.

11

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	5.125%	7/20/45	$4,030,000	$4,112,818
CVS Health Corp., Senior Notes	5.050%	3/25/48	200,000	203,749
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	171,806
Humana Inc., Senior Notes	3.950%	3/15/27	3,140,000	3,195,467
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,579,750
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	2,058,192
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	832,000	847,119
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	2,500,000	2,583,856
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,291,316

Total Health Care Providers & Services				38,685,112

Pharmaceuticals - 2.6%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	2,060,000	2,074,853
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	20,000,000	20,494,317	(a)
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	720,000	737,676
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,430,000	1,195,838
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	1,904,687

Total Pharmaceuticals				26,407,371

TOTAL HEALTH CARE				108,287,004

INDUSTRIALS - 4.5%
Aerospace & Defense - 2.0%
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	493,344
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	507,455
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	621,739
Boeing Co., Senior Notes	3.200%	3/1/29	1,960,000	1,982,616
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	880,000	898,655
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	5,577,544
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	4,810,000	4,818,967
United Technologies Corp., Senior Notes	3.950%	8/16/25	1,360,000	1,436,171
United Technologies Corp., Senior Notes	4.125%	11/16/28	3,120,000	3,314,294

Total Aerospace & Defense				19,650,785

Commercial Services & Supplies - 0.2%
Republic Services, Inc., Senior Notes	4.750%	5/15/23	300,000	320,787
Waste Management Inc., Senior Notes	3.450%	6/15/29	180,000	184,371

See Notes to Schedule of Investments.

12

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - (continued)
Waste Management Inc., Senior Notes	4.000%	7/15/39	$850,000	$885,372
Waste Management Inc., Senior Notes	4.150%	7/15/49	800,000	846,218

Total Commercial Services & Supplies				2,236,748

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,270,000	2,275,476

Industrial Conglomerates - 0.6%
General Electric Co., Senior Notes	5.500%	1/8/20	60,000	60,926
General Electric Co., Senior Notes	5.875%	1/14/38	3,180,000	3,494,573
General Electric Co., Senior Notes	6.875%	1/10/39	1,740,000	2,113,341
General Electric Co., Subordinated Notes	5.300%	2/11/21	144,000	149,341

Total Industrial Conglomerates				5,818,181

Road & Rail - 0.8%
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	262,787
Union Pacific Corp., Senior Notes	3.750%	7/15/25	860,000	906,066
Union Pacific Corp., Senior Notes	3.950%	9/10/28	3,110,000	3,315,509
Union Pacific Corp., Senior Notes	4.500%	9/10/48	3,270,000	3,553,369

Total Road & Rail				8,037,731

Transportation Infrastructure - 0.7%
DP World PLC, Senior Notes	5.625%	9/25/48	7,000,000	7,442,750	(a)

TOTAL INDUSTRIALS				45,461,671

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	5.054%	4/27/45	1,090,000	1,243,541

IT Services - 0.2%
Visa Inc., Senior Notes	4.300%	12/14/45	1,460,000	1,658,077

Software - 0.0%
Microsoft Corp., Senior Notes	3.300%	2/6/27	410,000	427,294

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	2.450%	8/4/26	1,700,000	1,653,086

TOTAL INFORMATION TECHNOLOGY				4,981,998

MATERIALS - 5.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	732,197	(a)

Containers & Packaging - 0.7%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	6,880,000	7,353,000	(a)

Metals & Mining - 3.6%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	281,204	(a)

See Notes to Schedule of Investments.

13

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	$4,200,000	$4,122,048	(a)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	7,000,000	7,457,301
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	1,000,000	1,135,846
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,163,838
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093% to 10/19/45 then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	4,950,000	5,562,736	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,450,000	1,462,687
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	50,000	49,062
Glencore Finance Canada Ltd., Senior Notes	4.950%	11/15/21	490,000	511,073	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	130,000	130,446	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,230,000	1,255,344	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	9,716,351
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	2,968,875

Total Metals & Mining				35,816,811

Paper & Forest Products - 0.7%
Celulosa Arauco y Constitucion SA, Senior Unsecured	5.500%	4/30/49	7,500,000	7,603,125	(a)

TOTAL MATERIALS				51,505,133

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,974,937	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	434,768	(a)

TOTAL REAL ESTATE				2,409,705

UTILITIES - 9.3%
Electric Utilities - 9.3%
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	9,960,000	10,218,100
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	18,093,000	24,296,672
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	13,220,000	14,452,427
Pacific Gas & Electric Co., Senior Notes	3.500%	10/1/20	60,000	56,250	*(d)

See Notes to Schedule of Investments.

14

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	$3,620,000	$3,203,700	*(d)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	17,710,000	19,132,836	(a)
Perusahaan Listrik Negara PT, Senior Notes	6.150%	5/21/48	19,750,000	21,934,862	(a)

TOTAL UTILITIES				93,294,847

TOTAL CORPORATE BONDS & NOTES (Cost - $666,707,072)				687,515,947

SOVEREIGN BONDS - 21.7%
Brazil - 0.3%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	3,610,000	3,346,055

Colombia - 4.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	12,540,000	14,030,692
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	25,000,000	26,750,250

Total Colombia				40,780,942

Indonesia - 4.8%
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,260,000	2,270,048	(i)
Indonesia Government International Bond, Senior Notes	3.375%	4/15/23	2,300,000	2,310,226	(a)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	2,000,000	2,069,110	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	41,000,000	41,339,685

Total Indonesia				47,989,069

Kazakhstan - 0.5%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	4,615,804	(a)

Mexico - 5.3%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	53,270,000	52,817,205

Panama - 0.8%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	7,500,000	8,116,950

See Notes to Schedule of Investments.

15

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Peru - 1.0%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	$520,000	$709,805
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	7,040,000	9,254,151

Total Peru				9,963,956

Qatar - 3.1%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	28,700,000	31,641,750	(a)

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	4,200,000	4,687,855	(i)

United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	8,000,000	8,391,512	(a)

Uruguay - 0.5%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	3,000,000	3,149,250
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	2,000,000	2,155,020

Total Uruguay				5,304,270

TOTAL SOVEREIGN BONDS (Cost - $209,732,997)				217,655,368

ASSET-BACKED SECURITIES - 5.7%
Ares XXXIV CLO Ltd., 2015-2A BR (3 mo. USD LIBOR + 1.500%)	4.082%	7/29/26	750,000	749,110	(a)(b)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	3.592%	4/20/31	2,530,000	2,505,459	(a)(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR (3 mo. USD LIBOR + 1.250%)	3.842%	1/20/29	1,000,000	1,001,468	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.927%	4/13/27	3,000,000	3,001,740	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	3.592%	4/20/31	3,000,000	2,979,561	(a)(b)
Carlyle Global Market Strategies Ltd., 2013-4A CRR (3 mo. USD LIBOR + 1.750%)	4.347%	1/15/31	500,000	480,901	(a)(b)
Carlyle Global Market Strategies Ltd., 2017-1A A1A (3 mo. USD LIBOR + 1.300%)	3.892%	4/20/31	1,750,000	1,754,181	(a)(b)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.812%	7/20/31	1,500,000	1,505,241	(a)(b)

See Notes to Schedule of Investments.

16

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	Value
ASSET-BACKED SECURITIES - (continued)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	4.292%	4/20/29	$3,000,000	$2,996,646	(a)(b)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	3.952%	4/23/29	3,500,000	3,500,892	(a)(b)
CVP CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	3.782%	1/20/31	2,250,000	2,238,622	(a)(b)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	4.197%	10/15/30	2,500,000	2,469,567	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.660%	7/25/27	2,260,000	2,254,199	(a)(b)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.947%	7/15/26	2,000,000	1,999,950	(a)(b)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	3.694%	1/20/29	3,500,000	3,500,000	(a)(b)(j)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	4.244%	1/20/29	1,420,000	1,420,000	(a)(b)(j)
KKR Financial CLO Ltd., 18 A (3 mo. USD LIBOR + 1.270%)	3.871%	7/18/30	2,750,000	2,746,450	(a)(b)
LCM XXIV Ltd., 2024A A (3 mo. USD LIBOR + 1.310%)	3.902%	3/20/30	1,250,000	1,253,171	(a)(b)
Magnetite IX Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	3.580%	7/25/26	2,124,026	2,128,227	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	4.192%	10/20/30	2,680,000	2,652,651	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	4.247%	10/13/29	2,500,000	2,488,195	(a)(b)
TCW CLO AMR Ltd., 2019-1A A (3 mo. USD LIBOR + 1.440%)	4.119%	2/15/29	3,680,000	3,692,755	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	3.487%	4/15/29	1,750,000	1,746,052	(a)(b)
Voya CLO Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.540%)	4.132%	7/19/28	880,000	884,334	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	4.307%	6/7/30	3,000,000	2,989,920	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	3.847%	10/15/31	1,980,000	1,972,787	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $57,018,364)				56,912,079

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Bonds	3.000%	2/15/48	1,070,000	1,159,299

See Notes to Schedule of Investments.

17

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	3.000%	2/15/49	$130,000	$141,261
U.S. Treasury Notes	2.500%	2/15/22	50,000	50,781
U.S. Treasury Notes	2.125%	3/31/24	410,000	413,451
U.S. Treasury Notes	2.125%	11/30/24	10,000	10,082

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,701,178)				1,774,874

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
U.S. Treasury 2-Year Notes Futures, Put @ $105.50	7/26/19	213	426,000	6,656
U.S. Treasury 5-Year Notes Futures, Call @ $123.00	7/26/19	72	72,000	1,688
U.S. Treasury 5-Year Notes Futures, Call @ $123.25	7/26/19	105	105,000	2,461
U.S. Treasury 5-Year Notes Futures, Call @ $123.50	7/26/19	159	159,000	3,727
U.S. Treasury 10-Year Notes Futures, Call @ $134.50	7/26/19	1,508	1,508,000	70,688
U.S. Treasury 10-Year Notes Futures, Call @ $136.00	7/26/19	533	533,000	24,984

TOTAL PURCHASED OPTIONS (Cost - $80,168)				110,204

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $935,239,779)				963,968,472

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.2%
U.S. GOVERNMENT AGENCIES - 1.4%
Federal Home Loan Bank (FHLB), Discount Notes	2.113%	6/26/19	6,000,000	5,991,068	(k)
Federal Home Loan Bank (FHLB), Discount Notes	2.239%	7/17/19	8,000,000	7,977,218	(k)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $13,965,465)				13,968,286

See Notes to Schedule of Investments.

18

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 0.8%
BNY Mellon Cash Reserve Fund (Cost - $8,120,847)	0.850%	8,120,847	$8,120,847

TOTAL SHORT-TERM INVESTMENTS (Cost - $22,086,312)			22,089,133

TOTAL INVESTMENTS - 98.2% (Cost - $957,326,091)			986,057,605
Other Assets in Excess of Liabilities - 1.8%			18,229,571

TOTAL NET ASSETS - 100.0%			$1,004,287,176

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of May 31, 2019.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of May 31, 2019.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Securities traded on a when-issued or delayed delivery basis.

(k)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

At May 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	213	9/19	$45,520,451	$45,725,109	$204,658

See Notes to Schedule of Investments.

19

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 5-Year Notes	178	9/19	$20,746,395	$20,891,360	$(144,965)
U.S. Treasury 10-Year Notes	2,284	9/19	285,531,539	289,497,000	(3,965,461)
U.S. Treasury Long-Term Bonds	1,829	9/19	277,033,179	281,151,593	(4,118,414)
U.S. Treasury Ultra Long-Term Bonds	183	9/19	31,351,300	32,167,969	(816,669)

					(9,045,509)

Net unrealized depreciation on open futures contracts					$(8,840,851)

At May 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
$59,000,000	1/30/25	1.867% semi-annually	3-Month LIBOR quarterly	—	$288,674

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.32 Index	$596,180,000	6/20/24	1.000% quarterly	$8,362,617	$10,644,968	$(2,282,351)

See Notes to Schedule of Investments.

20

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

22

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

23

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$167,187,348	$0	*	$167,187,348
Other Corporate Bonds & Notes	—	520,328,599	—		520,328,599
Sovereign Bonds	—	217,655,368	—		217,655,368
Asset-Backed Securities	—	56,912,079	—		56,912,079
U.S. Government & Agency Obligations	—	1,774,874	—		1,774,874
Purchased Options	$110,204	—	—		110,204

Total Long-Term Investments	$110,204	$963,858,268	$0	*	$963,968,472

Short-Term Investments†:
U.S. Government Agencies	—	13,968,286	—		13,968,286
Overnight Deposits	—	8,120,847	—		8,120,847

Total Short-Term Investments	—	$22,089,133	—		$22,089,133

Total Investments	$110,204	$985,947,401	$0	*	$986,057,605

Other Financial Instruments:
Futures Contracts	$204,658	—	—		$204,658
Centrally Cleared Interest Rate Swaps	—	$288,674	—		288,674

Total Other Financial Instruments	$204,658	$288,674	—		$493,332

Total	$314,862	$986,236,075	$0	*	$986,550,937

24

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$9,045,509	—	—	$9,045,509
Centrally Cleared Credit
Default Swaps on Credit
Indices - Sell Protection	—	$2,282,351	—	2,282,351

Total	$9,045,509	$2,282,351	—	$11,327,860

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

25

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT		VALUE
SOVEREIGN BONDS - 20.4%
Argentina - 1.2%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	68.804%	6/21/20	19,550,000	ARS	$436,126	(a)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	183,730,000	ARS	2,485,654
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,190,000		988,295
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	14,490,000		11,222,505
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	2,210,000		1,661,091
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	790,000		547,569
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	1,130,000		794,672
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,650,000		2,000,750	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,850,000		1,403,706	(b)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,280,000		1,598,873	(b)

Total Argentina					23,139,241

Brazil - 4.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	67,555,000	BRL	18,077,733
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	209,178,000	BRL	57,250,440
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	12,258,000	BRL	3,403,957
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	7,060,000		7,178,255
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		3,242,010
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	9,080,000		8,416,116

Total Brazil					97,568,511

China - 1.0%
China Government Bond, Senior Notes	3.390%	5/21/25	140,000,000	CNH	20,234,157	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Colombia - 0.0%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		$559,438

Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	4,670,000		4,470,358	(b)

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	1,190,000		1,181,492	(b)

Indonesia - 0.0%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	1,000,000		1,015,033	(c)

Kenya - 0.4%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		4,356,170	(c)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	2,910,000		2,817,252	(b)

Total Kenya					7,173,422

Mexico - 8.9%
Mexican Bonos, Bonds	8.000%	6/11/20	10,431,100	MXN	532,616
Mexican Bonos, Bonds	6.500%	6/9/22	203,825,000	MXN	10,028,413
Mexican Bonos, Bonds	10.000%	12/5/24	352,420,000	MXN	19,703,279
Mexican Bonos, Senior Notes	7.750%	11/13/42	327,861,500	MXN	15,608,959
Mexican Bonos, Senior Notes	8.000%	11/7/47	2,513,680,000	MXN	122,182,131
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	3,310,000		3,334,825
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		3,351,270

Total Mexico					174,741,493

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		4,759,948	(b)

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		696,155
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,520,000		3,312,565

Total Peru					4,008,720

Russia - 3.3%
Russian Federal Bond - OFZ	7.000%	1/25/23	746,890,000	RUB	11,243,845
Russian Federal Bond - OFZ	7.000%	8/16/23	992,840,000	RUB	14,918,652

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - (continued)
Russian Federal Bond - OFZ	7.750%	9/16/26	659,350,000	RUB	$10,132,253
Russian Federal Bond - OFZ	8.150%	2/3/27	613,510,000	RUB	9,627,622
Russian Federal Bond - OFZ	7.050%	1/19/28	1,249,561,000	RUB	18,338,135

Total Russia					64,260,507

TOTAL SOVEREIGN BONDS (Cost - $461,569,762)					403,112,320

SENIOR LOANS - 15.9%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.2%
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.689%	2/22/24	11,109,000		10,960,417	(a)(d)(e)
Unitymedia Finance LLC, First Lien Term Loan D (1 mo. USD LIBOR + 2.250%)	4.690%	1/15/26	2,020,000		2,009,690	(a)(d)(e)
UnityMedia Hessen GmbH & Co. KG, Term Loan Senior Facility B (1 mo. USD LIBOR + 2.250%)	4.690%	9/30/25	1,800,000		1,791,938	(a)(d)(e)
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.940%	1/15/26	8,844,101		8,782,687	(a)(d)(e)(f)

Total Diversified Telecommunication Services					23,544,732

Media - 1.4%
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.178%	11/18/24	3,532,620		3,532,620	(a)(d)(e)
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.440%	4/30/25	2,594,499		2,592,141	(a)(d)(e)(f)
iHeartCommunications Inc., Term Loan	—	5/4/26	6,010,000		6,023,775	(f)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	6.127%	1/31/26	3,317,915		3,202,382	(a)(d)(e)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	5.189%	3/15/24	7,202,565		6,846,939	(a)(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
UPC Financing Partnership, Term Loan Facility AR (1 mo. USD LIBOR + 2.500%)	4.940%	1/15/26	3,658,228	$3,654,961	(a)(d)(e)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.940%	4/15/25	2,248,000	2,198,512	(a)(d)(e)

Total Media				28,051,330

Wireless Telecommunication Services - 0.1%
Sprint Communications Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	5.000%	2/2/24	2,148,858	2,100,491	(a)(d)(e)

TOTAL COMMUNICATION SERVICES				53,696,553

CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.6%
American Axle & Manufacturing Inc., Term Loan B	4.680-4.840%	4/6/24	2,244,694	2,194,750	(a)(d)(e)
Panther BF Aggregator 2 LP, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.929%	4/30/26	9,190,000	9,136,312	(a)(d)(e)

Total Auto Components				11,331,062

Commercial Services & Supplies - 0.1%
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	6.190%	12/6/25	1,426,425	1,440,689	(a)(d)(e)(g)

Diversified Consumer Services - 0.5%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.189%	5/2/22	10,794,677	10,725,278	(a)(d)(e)(f)

Hotels, Restaurants & Leisure - 2.2%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.689%	2/16/24	2,466,016	2,444,438	(a)(d)(e)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.439%	7/31/24	5,316,540	5,311,521	(a)(d)(e)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.189%	3/11/25	4,970,738	4,954,300	(a)(d)(e)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	4.641%	9/15/23	697,145	694,477	(a)(d)(e)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.189%	12/23/24	4,813,204	4,791,285	(a)(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	4.439%	11/30/23	3,436,383	$3,425,644	(a)(d)(e)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.189%	10/4/23	2,095,145	2,087,942	(a)(d)(e)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.180%	10/25/23	4,687,300	4,682,237	(a)(d)(e)
PCI Gaming Authority, Term Loan Facility B	—	5/15/26	4,860,000	4,868,242	(f)
Scientific Games International Inc., Initial Term Loan B5	5.189-5.231%	8/14/24	8,461,224	8,348,411	(a)(d)(e)
Station Casinos LLC, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.940%	6/8/23	2,662,561	2,647,861	(a)(d)(e)

Total Hotels, Restaurants & Leisure				44,256,358

Specialty Retail - 0.6%
Academy Ltd., Initial Term Loan	6.439-6.483%	7/1/22	2,157,319	1,585,629	(a)(d)(e)
CWGS Group LLC, Term Loan	5.189-5.233%	11/8/23	646,054	588,717	(a)(d)(e)
Michaels Stores Inc., 2018 New Replacement Term Loan B	4.929-4.930%	1/30/23	1,968,341	1,947,415	(a)(d)(e)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.940%	8/19/22	3,157,729	3,140,956	(a)(d)(e)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	6.720%	3/11/22	4,050,459	3,918,819	(a)(d)(e)

Total Specialty Retail				11,181,536

TOTAL CONSUMER DISCRETIONARY				78,934,923

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.4%
Albertson’s LLC, 2017 Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	5.439%	6/22/23	5,395,993	5,380,253	(a)(d)(e)
Albertson’s LLC, 2018 Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.439%	11/17/25	1,930,352	1,918,529	(a)(d)(e)

Total Food & Staples Retailing				7,298,782

Food Products - 0.1%
Post Holdings Inc., Replacement Incremental Term Loan A (1 mo. USD LIBOR + 2.000%)	4.440%	5/24/24	3,115,193	3,111,021	(a)(d)(e)

TOTAL CONSUMER STAPLES				10,409,803

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 2.2%
Capital Markets - 0.5%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.690%	7/21/25	3,720,675	$3,710,599	(a)(d)(e)
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	12/2/24	2,775,750	2,768,811	(a)(d)(e)
Focus Financial Partners LLC, Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.939%	7/3/24	289,271	289,271	(a)(d)(e)
LPL Holdings Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	4.680%	9/23/24	1,007,443	1,006,176	(a)(d)(e)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	4.439%	3/27/23	1,997,642	1,999,425	(a)(d)(e)

Total Capital Markets				9,774,282

Diversified Financial Services - 1.1%
Intelsat Jackson Holdings SA, Term Loan B3 (1 mo. USD LIBOR + 3.750%)	6.180%	11/27/23	2,310,000	2,282,280	(a)(d)(e)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	5.439%	8/25/22	5,310,000	5,289,955	(a)(d)(e)(g)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	6.101%	7/10/25	380,274	380,845	(a)(d)(e)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	6.190%	2/1/23	2,670,000	2,647,751	(a)(d)(e)(f)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	5.690%	4/29/26	12,250,000	12,259,187	(a)(d)(e)(f)

Total Diversified Financial Services				22,860,018

Insurance - 0.6%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	5.439%	8/4/22	6,996,779	6,981,037	(a)(d)(e)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.439%	11/3/24	4,733,945	4,719,151	(a)(d)(e)

Total Insurance				11,700,188

TOTAL FINANCIALS				44,334,488

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 3.2%
Health Care Providers & Services - 1.6%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	5.690%	4/28/22	1,807,372	$1,765,576	(a)(d)(e)
HCA Inc., Term Loan B10 (1 mo. USD LIBOR + 2.000%)	4.439%	3/13/25	1,844,491	1,846,509	(a)(d)(e)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.939%	8/18/22	3,967,871	3,927,780	(a)(d)(e)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.930%	11/16/25	9,670,000	9,660,930	(a)(d)(e)(f)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	6/7/23	10,747,117	10,536,656	(a)(d)(e)
Phoenix Guarantor Inc., First Lien Initial Term Loan	6.923-6.967%	3/5/26	3,170,000	3,166,830	(a)(d)(e)(f)

Total Health Care Providers & Services				30,904,281

Health Care Technology - 1.0%
AthenaHealth Inc., First Lien Term Loan B	6.951-7.045%	2/11/26	8,850,000	8,861,062	(a)(d)(e)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.750%)	5.189%	3/1/24	11,684,032	11,538,893	(a)(d)(e)

Total Health Care Technology				20,399,955

Pharmaceuticals - 0.6%
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.467%	6/2/25	5,306,246	5,288,423	(a)(d)(e)
Beta Sub LLC, Term Loan	—	5/22/26	4,400,000	4,378,000	(f)(g)
Catalent Pharma Solutions Inc., Dollar Term Loan (1 mo. USD LIBOR + 2.250%)	4.689%	5/20/24	1,104,099	1,104,674	(a)(d)(e)

Total Pharmaceuticals				10,771,097

TOTAL HEALTH CARE				62,075,333

INDUSTRIALS - 0.8%
Air Freight & Logistics - 0.3%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.191%	1/15/25	5,896,500	5,889,866	(a)(d)(e)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.0%
ServiceMaster Co. LLC, Term Loan C (1 mo. USD LIBOR + 2.500%)	4.939%	11/8/23	432,649	$434,537	(a)(d)(e)

Electrical Equipment - 0.0%
Brookfield WEC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.939%	8/1/25	230,000	229,942	(a)(d)(e)

Professional Services - 0.2%
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.439%	4/10/23	3,957,567	3,956,507	(a)(d)(e)

Trading Companies & Distributors - 0.2%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	5.000%	8/15/25	3,176,000	3,175,962	(a)(d)(e)

Transportation Infrastructure - 0.1%
Flying Fortress Holdings LLC, Refinancing Term Loan (3 mo. USD LIBOR + 1.750%)	4.351%	10/31/22	1,200,000	1,200,000	(a)(d)(e)

TOTAL INDUSTRIALS				14,886,814

INFORMATION TECHNOLOGY - 1.3%
IT Services - 0.4%
First Data Corp., 2024 New Dollar Term Loan A (1 mo. USD LIBOR + 2.000%)	4.437%	4/26/24	4,984,410	4,981,603	(a)(d)(e)
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	6.178%	9/30/24	3,004,085	3,005,963	(a)(d)(e)

Total IT Services				7,987,566

Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp., 2018 New Replacement Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.189%	3/31/23	2,650,184	2,624,628	(a)(d)(e)

Software - 0.6%
Dell International LLC, Refinancing Term Loan B (1 mo. USD LIBOR + 2.000%)	4.440%	9/7/23	3,468,534	3,459,030	(a)(d)(e)
DigiCert Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.439%	10/31/24	7,388,251	7,381,787	(a)(d)(e)(f)

Total Software				10,840,817

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp., New Term Loan B4 (1 mo. USD LIBOR + 1.750%)	4.187%	4/29/23	4,190,600	$4,059,539	(a)(d)(e)(g)

TOTAL INFORMATION TECHNOLOGY				25,512,550

MATERIALS - 0.5%
Containers & Packaging - 0.5%
Berry Global Inc., Term Loan Q (1 mo. USD LIBOR + 2.000%)	4.451%	10/3/22	2,421,997	2,417,456	(a)(d)(e)
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	5.189%	2/6/23	8,293,539	8,245,478	(a)(d)(e)

TOTAL MATERIALS				10,662,934

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.3%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.439%	3/21/25	5,295,520	5,261,597	(a)(d)(e)
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.436%	12/20/24	950,000	944,953	(a)(d)(e)

Total Equity Real Estate Investment Trusts (REITs)				6,206,550

Real Estate Management & Development - 0.4%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	4.689%	4/18/24	6,693,560	6,639,175	(a)(d)(e)

TOTAL REAL ESTATE				12,845,725

TOTAL SENIOR LOANS (Cost - $315,736,693)				313,359,123

CORPORATE BONDS & NOTES - 15.9%
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,040,000	3,017,048	(b)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	400,000	406,000	(b)

Total Diversified Telecommunication Services				3,423,048

Entertainment - 0.2%
Netflix Inc., Senior Notes	5.375%	2/1/21	1,020,000	1,050,488
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	3,025,515

Total Entertainment				4,076,003

Media - 1.2%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	9,040,000	8,853,550	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	385,000	$390,612
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,650,000	3,661,406	(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,100,000	3,076,750	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	640,000	663,540
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	105,624
DISH DBS Corp., Senior Notes	6.750%	6/1/21	320,000	331,200
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,660,000	4,207,048
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,110,000	1,021,200
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	880,000	886,732	(b)

Total Media				23,197,662

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,910,516
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	400,000	407,000	(b)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	200,000	210,190	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	290,000	333,500
Sprint Communications Inc., Senior Notes	7.000%	3/1/20	1,500,000	1,539,375	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	5,137,000	5,413,114
Sprint Corp., Senior Notes	7.875%	9/15/23	560,000	602,000
Sprint Corp., Senior Notes	7.625%	2/15/25	1,973,000	2,091,380

Total Wireless Telecommunication Services				12,507,075

TOTAL COMMUNICATION SERVICES				43,203,788

CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	5,558,000	5,545,160	(b)

Automobiles - 0.2%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,800,000	2,824,500

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.1%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	$1,602,900

Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	710,000	703,787	(b)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	600,000	635,820
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	1,100,000	1,113,750
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	230,000	231,438
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	2,630,000	2,655,090
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	1,469,000	1,483,690	(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,460,350	(b)

Total Hotels, Restaurants & Leisure				10,283,925

Household Durables - 0.4%
Lennar Corp., Senior Notes	4.500%	4/30/24	1,510,000	1,528,875
Lennar Corp., Senior Notes	4.750%	5/30/25	160,000	162,400
Lennar Corp., Senior Notes	5.250%	6/1/26	606,000	627,210
Lennar Corp., Senior Notes	5.000%	6/15/27	500,000	505,625
Lennar Corp., Senior Notes	4.750%	11/29/27	3,000,000	3,037,500
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,850,000	1,891,070
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	890,000	892,225

Total Household Durables				8,644,905

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	450,000	448,875	(b)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	1,816,117	(b)

Total Textiles, Apparel & Luxury Goods				2,264,992

TOTAL CONSUMER DISCRETIONARY				31,166,382

CONSUMER STAPLES - 0.7%
Beverages - 0.4%
Constellation Brands Inc., Senior Notes	3.750%	5/1/21	4,160,000	4,236,906

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	300,000	$315,655
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,560,000	1,693,771
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	1,980,000	1,957,725	(b)

Total Beverages				8,204,057

Food Products - 0.3%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	4,649,000	4,795,146	(b)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	580,000	580,551	(b)

Total Food Products				5,375,697

TOTAL CONSUMER STAPLES				13,579,754

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	1,820,000	1,820,491
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,070,000	2,070,000	(b)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	1,790,000	1,857,161
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	410,000	417,175
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	1,330,000	1,330,000
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	300,000	267,000
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,650,000	1,698,736
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	1,700,000	1,772,250
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	30,000	32,022
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	539,963	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	3,227,368	(b)
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	10,000	10,349	(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	393,493

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	$1,907,129
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	1,831,031
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,734,000	1,668,975
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	57,230,000	57,879,560
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,718,475
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,000,000	942,700
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	267,798
QEP Resources Inc., Senior Notes	6.875%	3/1/21	280,000	285,600
Range Resources Corp., Senior Notes	5.875%	7/1/22	560,000	551,600
Range Resources Corp., Senior Notes	5.000%	3/15/23	2,220,000	2,081,250
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,310,000	1,146,250
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,428,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	1,320,000	1,300,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,200,000	1,243,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	340,000	343,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,630,000	1,701,638	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,040,000	2,178,975	(b)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	2,060,000	2,044,138
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	750,000	728,438
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	244,068

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	$192,964
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	6,332,925
WPX Energy Inc., Senior Notes	6.000%	1/15/22	60,000	61,182
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	354,400

TOTAL ENERGY				103,870,517

FINANCIALS - 1.3%
Banks - 0.3%
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,651,000	2,755,767
CIT Group Inc., Senior Notes	5.000%	8/1/23	710,000	740,175
CIT Group Inc., Senior Notes	4.750%	2/16/24	1,950,000	2,007,501

Total Banks				5,503,443

Consumer Finance - 0.3%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,000,000	3,817,500
Navient Corp., Senior Notes	4.875%	6/17/19	1,380,000	1,380,759
Navient Corp., Senior Notes	8.000%	3/25/20	170,000	175,312

Total Consumer Finance				5,373,571

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	2,780,000	2,890,180
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,480,000	1,533,650	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	3,270,000	3,408,975	(b)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,210,000	1,226,541	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	2,980,750	(b)

Total Diversified Financial Services				12,040,096

Thrifts & Mortgage Finance - 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	1,985,400	(b)

TOTAL FINANCIALS				24,902,510

HEALTH CARE - 2.6%
Health Care Providers & Services - 1.4%
Centene Corp., Senior Notes	5.625%	2/15/21	1,280,000	1,296,000
Centene Corp., Senior Notes	4.750%	5/15/22	2,460,000	2,493,112
Centene Corp., Senior Notes	6.125%	2/15/24	2,630,000	2,748,692
Centene Corp., Senior Notes	4.750%	1/15/25	880,000	893,200
Centene Corp., Senior Notes	5.375%	6/1/26	1,540,000	1,601,138	(b)
DaVita Inc., Senior Notes	5.000%	5/1/25	200,000	189,890

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	1,280,000	$1,296,646	(b)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,359,304	(b)
HCA Inc., Senior Notes	5.875%	5/1/23	330,000	351,245
HCA Inc., Senior Notes	5.875%	2/15/26	390,000	414,379
HCA Inc., Senior Notes	5.375%	9/1/26	1,640,000	1,705,780
HCA Inc., Senior Notes	5.625%	9/1/28	1,310,000	1,369,068
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	10,250
HCA Inc., Senior Secured Notes	4.750%	5/1/23	1,750,000	1,844,211
HCA Inc., Senior Secured Notes	5.000%	3/15/24	890,000	946,452
HCA Inc., Senior Secured Notes	5.250%	4/15/25	670,000	721,896
HCA Inc., Senior Secured Notes	5.250%	6/15/26	90,000	96,791
HCA Inc., Senior Secured Notes	4.500%	2/15/27	90,000	93,135
HCA Inc., Senior Secured Notes	5.500%	6/15/47	2,740,000	2,883,752
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	760,000	759,050

Total Health Care Providers & Services				27,073,991

Pharmaceuticals - 1.2%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	980,000	1,063,606	(b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	873,318	(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	250,000	244,219	(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,590,000	1,717,200	(b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	420,000	418,950	(b)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	17,337,000	16,275,109
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	220,000	206,525
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	4,470,000	4,141,231

Total Pharmaceuticals				24,940,158

TOTAL HEALTH CARE				52,014,149

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.1%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,610,000	1,640,992	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.0%
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	40,893	$44,956

Commercial Services & Supplies - 0.3%
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	1,805,000	1,850,125
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	4,060,000	3,946,726
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	140,000	137,550

Total Commercial Services & Supplies				5,934,401

Trading Companies & Distributors - 0.0%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	1,280,000	1,214,810	(b)

TOTAL INDUSTRIALS				8,835,159

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.2%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	4,450,000	4,550,125	(b)

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	3,000,000	3,162,164	(b)

TOTAL INFORMATION TECHNOLOGY				7,712,289

MATERIALS - 1.3%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,199,989	(b)

Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	910,000	903,357	(b)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	1,490,000	1,491,862	(b)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	312,713
Graphic Packaging International LLC, Senior Notes	4.875%	11/15/22	960,000	981,600

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,000,000	$1,030,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, Senior Secured Notes	5.125%	7/15/23	1,290,000	1,291,871	(b)

Total Containers & Packaging				6,011,403

Metals & Mining - 0.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	3,075,000	3,151,875	(b)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,990,000	2,094,475	(b)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	350,000	352,625	(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	270,000	272,362
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	270,000	264,938
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,310,000	4,555,980
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	517,929
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	248,226
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,539,000

Total Metals & Mining				12,997,410

Paper & Forest Products - 0.3%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	6,100,000	6,115,250

TOTAL MATERIALS				26,324,052

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	250,000	222,188
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	1,465,000	1,388,087

TOTAL REAL ESTATE				1,610,275

TOTAL CORPORATE BONDS & NOTES (Cost - $304,730,382)				313,218,875

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 15.8%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	2.610%	6/25/47	5,712,915	4,992,680	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.812%	8/10/45	18,796,764	$13,353,860	(a)(b)
Banc of America Funding Corp., 2015-R3 1A2	2.967%	3/27/36	29,640,177	23,996,954	(a)(b)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	2.638%	5/26/37	10,402,134	9,182,085	(a)(b)
Banc of America Funding Trust, 2015-R2 9A2	3.116%	3/27/36	17,170,295	15,279,294	(a)(b)
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	2.637%	11/26/36	13,144,580	12,933,221	(a)(b)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	2.927%	1/26/36	26,650,000	24,328,204	(a)(b)
Commercial Mortgage Pass-Through Trust, 2013-CR7 XA, IO	1.230%	3/10/46	10,203,364	368,614	(a)
Commercial Mortgage Pass-Through Trust, 2014-CR20 B	4.239%	11/10/47	720,000	755,008	(a)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.484%	6/15/38	27,777	15,745	(a)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	1,787,474	1,212,569
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,629,077	1,240,764	(a)
Credit Suisse Mortgage Trust, 2014-11R 15A2	4.279%	1/27/36	4,255,796	3,971,864	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	530,000	496,406	(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	1,100,000	983,303	(b)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.620%)	8.060%	7/15/32	16,100,000	15,906,542	(a)(b)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	7.066%	4/15/36	4,078,208	1,129,181	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K712 X1, IO	1.321%	11/25/19	22,292,505	70,126	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multi-Family Structured Pass-Through Certificates, K503 X1, IO	0.358%	8/25/19	2,771,137	$28	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	6.180%	4/25/43	27,900,000	28,937,249	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	14.180%	4/25/43	17,912,065	21,341,236	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC)-STACR, 2017- HRP1 B1 (1 mo. USD LIBOR + 4.600%)	7.030%	12/25/42	2,610,000	2,835,213	(a)
Federal National Mortgage Association (FNMA) - CAS, 2015- C03 2M2 (1 mo. USD LIBOR + 5.000%)	7.430%	7/25/25	619,279	677,786	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2016- C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.680%	1/25/29	14,280,000	15,480,788	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017- C03 1B1 (1 mo. USD LIBOR + 4.850%)	7.280%	10/25/29	16,410,000	18,300,767	(a)(b)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	3,970,000	963,004	(a)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	410,667	293,627	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.649%	5/16/55	12,268,772	502,989	(a)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	3.087%	11/26/37	15,882,574	14,235,075	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.700%	11/25/36	20,930,311	$16,204,420	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.444%	11/15/47	3,940,000	4,056,074	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	5,182,684	4,840,211
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.816%	2/12/49	2,580,455	1,871,655	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.232%	2/15/51	23,412	22,443	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	10,820,000	2,186,824	(b)
Lone Star Portfolio Trust, 2015- LSMZ M (1 mo. USD LIBOR + 7.218%)	9.657%	9/15/20	2,607,097	2,594,661	(a)(b)
Lone Star Portfolio Trust, 2015- LSP F (1 mo. USD LIBOR + 7.150%)	9.590%	9/15/28	5,545,947	5,579,723	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,919,178	1,272,417	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	838,707	556,063	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.070%	9/12/49	982,966	633,993	(a)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	355,876	269,229
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	164,058	165,348
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	1,531,186	1,307,725	(b)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	3.977%	12/26/37	20,867,101	18,134,742	(a)(b)
Residential Accredit Loans Inc., 2005-QS6 A4 (-3.286 x 1 mo. USD LIBOR + 23.000%)	15.017%	5/25/35	1,579,579	2,041,505	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	2.980%	5/25/37	9,051,387	$7,112,052	(a)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	4.670%	7/25/36	19,133,969	4,135,890	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	1,032,953
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,323,991
WF-RBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,629,007	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $294,593,663)				310,755,108

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.2%
U.S. Government Obligations - 8.2%
U.S. Treasury Bonds	3.750%	11/15/43	31,910,000	38,892,805
U.S. Treasury Bonds	2.750%	8/15/47	51,390,000	53,088,279
U.S. Treasury Notes	1.250%	8/31/19	65,000,000	64,810,840
U.S. Treasury Notes	2.625%	7/31/20	3,550,000	3,567,889
U.S. Treasury Notes	1.875%	4/30/22	30,000	29,972
U.S. Treasury Notes	2.250%	11/15/25	760,000	770,628

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $154,117,672)				161,160,413

ASSET-BACKED SECURITIES - 5.1%
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	2.830%	7/25/36	29,550,000	28,065,585	(a)(b)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	3.977%	10/25/37	8,350,000	8,477,160	(a)(b)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.150%)	2.580%	8/25/36	17,622,253	8,756,547	(a)
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 0.900%)	3.330%	1/25/35	4,725,750	4,562,657	(a)(b)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	2.670%	5/25/37	25,250,000	21,239,441	(a)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	3.937%	4/15/29	2,000,000	2,002,594	(a)(b)
PFCA Home Equity Investment Trust, 2003-IFC5 A	4.235%	1/22/35	17,321,966	17,667,570	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

	SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
	ASSET-BACKED SECURITIES - (continued)
	Residential Asset Mortgage Products Inc., 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	2.780%	8/25/36	8,810,000	$8,797,396	(a)
	Residential Asset Securities Corp., 2004-KS9 AI5	5.830%	10/25/34	1,173,868	1,169,536

TOTAL ASSET-BACKED SECURITIES (Cost - $97,859,067)					100,738,486

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
	PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
	Canadian Dollar Futures, Call @ $75.00	6/7/19	146	146,000	730
	Euro Futures, Call @ $1.13	6/7/19	246	30,750,000	18,450
	Euro Futures, Call @ $1.14	6/7/19	144	18,000,000	5,400
	Euro Futures, Call @ $1.14	6/7/19	33	4,125,000	1,650
	Euro Futures, Call @ $1.13	7/5/19	108	13,500,000	106,650
	Euro Futures, Call @ $1.13	7/5/19	258	32,250,000	177,375
	Euro Futures, Put @ $1.13	6/7/19	192	24,000,000	285,600
	Euro-Bund Futures, Call @ 176.50EUR	6/21/19	6,500	650,000,000	72,615
	Euro-Bund Futures, Call @ 178.00EUR	7/26/19	1,243	124,300,000	41,659
	U.S. Treasury 2-Year Notes Futures, Put @ $105.50	7/26/19	1,150	2,300,000	35,938
	U.S. Treasury 5-Year Notes Futures, Put @ $111.75	7/26/19	9,262	9,262,000	144,719
	U.S. Treasury 10-Year Notes Futures, Call @ $134.50	7/26/19	1,173	1,173,000	54,984
	U.S. Treasury Long-Term Bonds Futures, Put @ $137.00	7/26/19	767	767,000	23,969

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					969,739

	COUNTERPARTY
	OTC PURCHASED OPTIONS - 0.3%
U.S. Dollar/Chinese Offshore Yuan, Call @ 6.94CNH	BNP Paribas SA	8/30/19	48,790,000	48,790,000	529,789
U.S. Dollar/Euro, Call @ $1.14	Citibank N.A.	11/4/19	204,623,990	204,623,990	3,654,957

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/Euro, Put @ $1.16	Goldman Sachs Group Inc.	6/21/19	92,470,000	92,470,000	$8,020
U.S. Dollar/Euro, Put @ $1.12	Barclays Bank PLC	7/24/19	61,930,000	61,930,000	335,483
U.S. Dollar/Euro, Put @ $1.13	BNP Paribas SA	7/24/19	127,920,000	127,920,000	692,960

TOTAL OTC PURCHASED OPTIONS					5,221,209

TOTAL PURCHASED OPTIONS (Cost - $8,310,920)					6,190,948

		RATE		SHARES
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $818,341)		8.303%		32,991	851,828	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,637,736,500)					1,609,387,101

			MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 13.9%
U.S. GOVERNMENT AGENCIES - 13.1%
Federal Home Loan Bank (FHLB), Discount Notes		0.950%	6/5/19	15,000,000	14,998,058	(i)
Federal Home Loan Bank (FHLB), Discount Notes		1.188%	6/6/19	20,000,000	19,996,117	(i)
Federal Home Loan Bank (FHLB), Discount Notes		1.788%	6/12/19	28,000,000	27,983,690	(i)
Federal Home Loan Bank (FHLB), Discount Notes		2.113%	6/26/19	114,000,000	113,830,298	(i)
Federal Home Loan Bank (FHLB), Discount Notes		2.239%	7/17/19	12,000,000	11,965,827	(i)
Federal Home Loan Bank (FHLB), Discount Notes		2.328%	8/30/19	70,000,000	69,599,600	(i)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $258,329,747)					258,373,590

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 0.8%
BNY Mellon Cash Reserve Fund (Cost - $15,017,932)	0.850%	15,017,932	$15,017,932

TOTAL SHORT-TERM INVESTMENTS (Cost - $273,347,679)			273,391,522

TOTAL INVESTMENTS - 95.5% (Cost - $1,911,084,179)			1,882,778,623
Other Assets in Excess of Liabilities - 4.5%			88,191,025

TOTAL NET ASSETS - 100.0%			$1,970,969,648

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	All or a portion of this loan is unfunded as of May 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CNH	— Chinese Offshore Yuan
EUR	— Euro
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro Futures, Call		6/7/19	$1.15		97	12,125,000	$1,819
U.S. Dollar/Australian Dollar, Call		7/5/19	70.00		49	4,900,000	21,070

Total Exchange-Traded Written Options (Premiums received - $113,830)							$22,889

OTC WRITTEN OPTIONS
	COUNTERPARTY
U.S. Dollar/Chinese Offshore Yuan, Call (Premiums received - $346,409)	BNP Paribas SA	8/30/19	7.13	CNH	97,580,000	97,580,000	$356,130

TOTAL WRITTEN OPTIONS (Premiums received - $460,239)							$379,019

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation used in this schedule:

CNH	— Chinese Offshore Yuan

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

At May 31, 2019, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,561	12/19	$380,750,691	$382,074,263	$1,323,572
90-Day Eurodollar	2,717	6/20	664,074,468	667,227,275	3,152,807
90-Day Eurodollar	1,553	3/21	380,016,561	381,766,225	1,749,664
Australian Dollar	1,124	6/19	79,463,408	78,039,320	(1,424,088)
British Pound	505	6/19	41,068,531	39,904,469	(1,164,062)
Canadian Dollar	323	6/19	24,180,873	23,897,155	(283,718)
Euro	644	6/19	90,967,160	90,055,350	(911,810)
Euro-Bobl	252	6/19	37,158,400	37,701,399	542,999
Euro-BTP	1,385	6/19	195,527,840	201,266,637	5,738,797
Japanese Yen	201	6/19	22,729,665	23,206,706	477,041
Mexican Peso	1,890	6/19	48,355,445	47,949,300	(406,145)
Russian Ruble	261	6/19	10,074,778	9,957,150	(117,628)
U.S. Treasury 2-Year Notes	1,146	9/19	245,037,300	246,013,969	976,669
U.S. Treasury 5-Year Notes	9,421	9/19	1,096,319,066	1,105,716,297	9,397,231
U.S. Treasury Long-Term Bonds	1,465	9/19	220,562,083	225,197,969	4,635,886
U.S. Treasury Ultra Long-Term Bonds	2,294	9/19	391,228,653	403,242,187	12,013,534

					35,700,749

Contracts to Sell:
Euro	166	9/19	23,370,485	23,386,288	(15,803)
Euro-Bund	7,681	9/19	1,460,644,191	1,465,434,002	(4,789,811)
Euro-Buxl	310	6/19	63,149,661	68,383,656	(5,233,995)
Japanese 10-Year Bonds	93	6/19	131,082,412	131,477,875	(395,463)
U.S. Treasury 10-Year Notes	2,240	9/19	280,568,827	283,920,000	(3,351,173)
United Kingdom Long Gilt Bonds	547	9/19	89,085,623	89,658,777	(573,154)

					(14,359,399)

Net unrealized appreciation on open futures contracts					$21,341,350

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

At May 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	320,560,000	USD	81,255,228	Barclays Bank PLC	7/17/19	$102,347
CAD	541,513,988	USD	407,723,574	Barclays Bank PLC	7/17/19	(6,591,750)
EUR	4,000,000	USD	4,514,612	Barclays Bank PLC	7/17/19	(27,968)
GBP	46,774,779	USD	61,491,528	Barclays Bank PLC	7/17/19	(2,212,390)
INR	2,519,829,626	USD	35,653,762	Barclays Bank PLC	7/17/19	317,468
INR	3,944,830,000	USD	55,945,513	Barclays Bank PLC	7/17/19	367,972
RUB	2,230,260,000	USD	33,555,657	Barclays Bank PLC	7/17/19	304,033
USD	74,039,591	CNY	497,820,000	Barclays Bank PLC	7/17/19	1,929,742
USD	2,809,393	EUR	2,500,000	Barclays Bank PLC	7/17/19	5,240
USD	55,412,760	EUR	48,845,162	Barclays Bank PLC	7/17/19	625,042
USD	630,476	GBP	500,000	Barclays Bank PLC	7/17/19	(3,190)
USD	7,824,740	EUR	7,000,000	BNP Paribas SA	7/17/19	(26,888)
BRL	2,560,000	USD	656,007	Citibank N.A.	7/17/19	(6,283)
BRL	199,123,700	USD	51,025,958	Citibank N.A.	7/17/19	(488,707)
BRL	517,920,000	USD	132,759,151	Citibank N.A.	7/17/19	(1,311,948)
EUR	3,000,000	USD	3,408,942	Citibank N.A.	7/17/19	(43,959)
IDR	1,993,014,230,000	USD	137,905,773	Citibank N.A.	7/17/19	908,465
MXN	616,503,620	USD	32,230,428	Citibank N.A.	7/17/19	(1,030,050)
MXN	3,058,105,454	USD	156,829,942	Citibank N.A.	7/17/19	(2,063,541)
RUB	1,829,747,110	USD	27,721,299	Citibank N.A.	7/17/19	57,826
USD	59,079,273	AUD	82,900,185	Citibank N.A.	7/17/19	1,488,071
USD	1,214,603	COP	3,841,181,900	Citibank N.A.	7/17/19	80,622
USD	3,354,195	EUR	3,000,000	Citibank N.A.	7/17/19	(10,788)
USD	3,377,700	EUR	3,000,000	Citibank N.A.	7/17/19	12,717
USD	3,395,391	EUR	3,000,000	Citibank N.A.	7/17/19	30,408
USD	3,591,215	EUR	3,200,000	Citibank N.A.	7/17/19	1,900
USD	5,054,877	EUR	4,500,000	Citibank N.A.	7/17/19	7,402
USD	20,671,916	JPY	2,287,967,667	Citibank N.A.	7/17/19	(522,248)
USD	42,248,584	MXN	803,830,000	Citibank N.A.	7/17/19	1,567,882
USD	96,235,809	MXN	1,852,890,000	Citibank N.A.	7/17/19	2,463,661
ZAR	284,980,000	USD	19,894,170	Goldman Sachs Group Inc.	7/17/19	(444,400)
BRL	102,090,000	USD	26,162,500	JPMorgan Chase & Co.	7/17/19	(252,234)
TWD	20,237,600	USD	658,090	JPMorgan Chase & Co.	7/17/19	(16,147)
USD	30,910,548	CNH	208,300,000	JPMorgan Chase & Co.	7/17/19	885,016
USD	68,253,517	PHP	3,638,595,000	JPMorgan Chase & Co.	7/17/19	(1,254,981)
USD	32,330,237	EUR	28,750,000	Barclays Bank PLC	7/26/19	58,669
USD	64,632,499	EUR	57,310,000	BNP Paribas SA	7/26/19	302,635
CNH	50,018,235	USD	7,212,435	BNP Paribas SA	9/3/19	(8,599)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,213,683	CNH	50,018,235	Citibank N.A.	9/3/19	$9,847
ARS	273,160,000	USD	5,555,985	JPMorgan Chase & Co.	9/23/19	(450,422)

Total						$(5,239,528)

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At May 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
6,858,660,000	MXN	4/5/21	28-Day TIIE - Banxico every 28 days	7.351% every 28 days	$(33,437)	$(4,576,083)
93,558,000	GBP	10/26/21	1.271% semi-annually	6-Month GBP LIBOR semi-annually	45,417	(948,689)
458,118,000	GBP	10/30/21	1.385% annually	3-Month GBP LIBOR annually	(164,305)	(2,981,252)
4,754,000,000	MXN	4/6/22	28-Day TIIE - Banxico every 28 days	7.330% every 28 days	(81,036)	(3,619,564)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS (CONT’D)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
	27,390,000		11/15/43	2.950% semi-annually	3-Month LIBOR quarterly	$(335,824)	$(2,993,823)
	9,153,500	EUR	8/23/47	1.498% annually	6-Month EURIBOR -semi-annually	(10,388)	(1,528,973)

Total						$(579,573)	$(16,648,384)

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
Citibank N.A.	707,924,000	BRL	1/2/20	BRL-CDI**	8.410%**	—	$4,930,415
Citibank N.A.	144,200,000	BRL	1/2/20	BRL-CDI**	8.410%**	$13,725	991,628
Citibank N.A.	245,300,000	BRL	1/2/20	BRL-CDI**	8.410%**	87,776	1,698,446
Citibank N.A.	160,100,000	BRL	1/2/20	BRL-CDI**	8.410%**	35,650	1,125,569
Citibank N.A.	75,176,000	BRL	1/2/20	BRL-CDI**	8.410%**	31,930	513,328

Total						$169,081	$9,259,386

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.32 Index	$155,575,000	6/20/24	5.000% quarterly	$7,057,193	$8,629,420	$(1,572,227)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.32 Index	$112,023,000	6/20/24	1.000% quarterly	$(1,571,346)	$(2,239,794)	$668,448

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES EC FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series EC Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$403,112,320	—	$403,112,320
Senior Loans:
Consumer Discretionary	—	77,494,234	$1,440,689	78,934,923
Financials	—	39,044,533	5,289,955	44,334,488
Health Care	—	57,697,333	4,378,000	62,075,333
Information Technology	—	21,453,011	4,059,539	25,512,550
Other Senior Loans	—	102,501,829	—	102,501,829
Corporate Bonds & Notes	—	313,218,875	—	313,218,875
Collateralized Mortgage Obligations	—	310,755,108	—	310,755,108
U.S. Government & Agency Obligations	—	161,160,413	—	161,160,413
Asset-Backed Securities	—	100,738,486	—	100,738,486
Purchased Options:
Exchange-Traded Purchased Options	$969,739	—	—	969,739
OTC Purchased Options	—	5,221,209	—	5,221,209
Preferred Stocks	851,828	—	—	851,828

Total Long-Term Investments	$1,821,567	$1,592,397,351	$15,168,183	$1,609,387,101

Short-Term Investments†:
U.S. Government Agencies	—	258,373,590	—	258,373,590
Overnight Deposits	—	15,017,932	—	15,017,932

Total Short-Term Investments	—	$273,391,522	—	$273,391,522

Total Investments	$1,821,567	$1,865,788,873	$15,168,183	$1,882,778,623

Other Financial Instruments:
Futures Contracts	$40,008,200	—	—	$40,008,200
Forward Foreign Currency Contracts	—	$11,526,965	—	11,526,965
OTC Interest Rate Swaps‡	—	9,428,467	—	9,428,467
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	668,448	—	668,448

Total Other Financial Instruments	$40,008,200	$21,623,880	—	$61,632,080

Total	$41,829,767	$1,887,412,753	$15,168,183	$1,944,410,703

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$22,889	—	—	$22,889
OTC Written Options	—	$356,130	—	356,130
Futures Contracts	18,666,850	—	—	18,666,850
Forward Foreign Currency Contracts	—	16,766,493	—	16,766,493
Centrally Cleared Interest Rate Swaps	—	16,648,384	—	16,648,384
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	1,572,227	—	1,572,227

Total	$18,643,961	$34,630,974	—	$53,274,935

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 52.8%
FHLMC - 4.4%
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35-12/1/38	$264,701	$290,774
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	10/1/36-11/1/39	216,849	243,690
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/49	55,013,494	55,386,354
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	29,564	34,111
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	90,727	104,188
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	10/1/42-4/1/49	9,506,978	9,735,327
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-9/1/48	41,893,905	43,370,893
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/47	3,821,799	4,014,862
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	10/1/48-11/1/48	3,204,953	3,387,760

Total FHLMC				116,567,959

FNMA - 17.4%
Federal National Mortgage Association (FNMA)	3.740%	11/1/28	1,740,000	1,865,426
Federal National Mortgage Association (FNMA)	3.770%	1/1/29	1,190,000	1,288,679
Federal National Mortgage Association (FNMA)	3.800%	1/1/29	3,000,000	3,256,217
Federal National Mortgage Association (FNMA)	3.660%	2/1/29	1,900,000	2,041,156
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-9/1/57	27,452,096	29,302,032
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	208,547	227,666
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-11/1/48	15,113,758	16,013,477
Federal National Mortgage Association (FNMA)	3.000%	6/1/34-6/1/49	800,000	806,380	(a)
Federal National Mortgage Association (FNMA)	3.500%	6/1/34-6/1/49	219,750,000	224,367,714	(a)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	33,365	36,523

See Notes to Schedule of Investments.

1

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	$502,208	$586,860
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-9/1/47	23,148,095	23,378,441
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	39,562	46,384
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	42,409,771	44,106,573
Federal National Mortgage Association (FNMA)	3.500%	12/1/45-6/1/49	75,671,206	77,370,336
Federal National Mortgage Association (FNMA)	3.500%	6/1/49	17,900,000	18,195,071	(b)(c)
Federal National Mortgage Association (FNMA)	5.000%	6/1/49	13,400,000	14,147,469	(a)

Total FNMA				457,036,404

GNMA - 31.0%
Government National Mortgage Association (GNMA)	3.000%	9/15/42	25,213,920	25,670,957
Government National Mortgage Association (GNMA)	3.500%	6/15/48	10,030,987	10,359,531
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	1,391,215	1,540,380
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/49	127,497,565	133,014,660
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-1/20/49	55,555,348	58,304,963
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-3/20/45	5,103,600	5,261,076
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-12/20/48	7,574,075	7,872,800
Government National Mortgage Association (GNMA) II	3.000%	1/20/47- 5/20/49	147,296,677	149,678,848
Government National Mortgage Association (GNMA) II	3.000%	6/20/49-7/20/49	67,000,000	67,967,618	(a)
Government National Mortgage Association (GNMA) II	3.500%	6/20/49	218,600,000	224,705,428	(a)

See Notes to Schedule of Investments.

2

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.000%	6/20/49	$103,300,000	$106,850,939	(a)
Government National Mortgage Association (GNMA) II	4.500%	6/20/49	24,900,000	25,898,918	(a)

Total GNMA				817,126,118

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,375,957,556)				1,390,730,481

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 23.2%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	3.791%	7/20/35	605,998	514,047	(e)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	439,688	392,556
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	3.097%	6/25/45	4,372,366	4,370,277	(e)
Banc of America Funding Trust, 2005-E 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.388%	6/20/35	32,174	24,071	(e)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	3.690%	7/15/35	11,150,000	11,143,173	(e)(f)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2003-4A A1 (1 mo. USD LIBOR + 0.680%)	3.110%	10/25/34	4,083,535	3,967,282	(e)(f)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	3.030%	5/25/35	46,050	43,242	(e)
Commercial Mortgage Pass-Through Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,761,685	(e)
Commercial Mortgage Pass-Through Trust, 2014-UBS3 XA, IO	1.099%	6/10/47	6,128,657	284,377	(e)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	190,822
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	170,045	(e)
Commercial Mortgage Trust, 2013-CR12 C	5.084%	10/10/46	80,000	83,279	(e)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.850%	7/25/36	291,387	280,587	(e)(f)

See Notes to Schedule of Investments.

3

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	$3,290,000	$3,457,552	(f)
Credit Suisse Mortgage Trust, 2017-RPL3 B2	4.750%	8/1/57	20,662,587	22,327,537	(e)(f)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	29,931,126	30,835,226	(e)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K015 X1, IO	1.564%	7/25/21	2,092,049	58,591	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K049 X1, IO	0.604%	7/25/25	95,724,526	3,057,958	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K050 X1, IO	0.328%	8/25/25	170,962,470	3,157,557	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K064 X1, IO	0.607%	3/25/27	52,066,433	2,148,068	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.559%	3/25/29	6,599,467	320,919	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K712 X1, IO	1.321%	11/25/19	28,623,474	90,041	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X1, IO	0.528%	8/25/22	80,075,215	1,083,938	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K723 X1, IO	0.950%	8/25/23	122,210,206	3,936,464	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K725 X1, IO	0.709%	1/25/24	146,821,453	4,241,481	(e)

See Notes to Schedule of Investments.

4

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	$30,627	$34,890
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.510%	10/15/41	521,161	79,766	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	1,104,756	130,083
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	5,364,878	5,400,596
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.817%	2/15/38	2,324,494	156,401
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	4.630%	2/25/24	7,113,828	7,239,923	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	4.630%	9/25/24	7,480,034	7,631,158	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (1 mo. USD LIBOR + 3.700%)	6.130%	4/25/28	7,179,000	8,051,197	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M2 (1 mo. USD LIBOR + 1.350%)	3.780%	3/25/29	23,607,440	23,741,379	(e)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	7.680%	10/25/23	23,942,695	26,814,100	(e)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.830%	1/25/24	32,733,005	36,283,433	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-075 AO, PO	0.000%	3/25/42	25,296	22,698
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. LIBOR + 6.150%)	3.720%	12/25/42	782,844	135,138	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	758,028	55,288

See Notes to Schedule of Investments.

5

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-014 IG, IO	4.000%	3/25/43	$511,889	$81,093
Federal National Mortgage Association (FNMA) REMIC, 2013-029 QI, IO	4.000%	4/25/43	1,601,124	244,261
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	1,928,619	163,304
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	4.100%	1/25/41	189,730	34,836	(e)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	440,591	494,503
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	9,191	9,890
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.170%	7/25/42	110,999	20,082	(e)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	139,714	155,479
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.807%	8/25/44	1,868,943	102,256	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	444,073	37,455
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	21,694	4,362
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	14,345	2,248
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	7,678	1,400	(e)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	7,857	1,341	(e)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	11,902	1,811
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	17,695	3,638
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	67,782	10,820
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	165,474	28,132

See Notes to Schedule of Investments.

6

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal National Mortgage Association(FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	$238,319	$17,152
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	36,280,748	36,593,560	(e)(f)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	21,171,910	104,397	(f)
FREMF Mortgage Trust, 2013-KF02 C (1 mo. USD LIBOR + 4.000%)	6.481%	12/25/45	5,766	5,768	(e)(f)
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	5,036,393	5,083,865	(e)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	4.210%	4/19/36	618,214	567,572	(e)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	137,490	11,251
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.943%	11/20/60	834,071	833,474	(e)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	2.993%	4/20/61	1,293,088	1,293,756	(e)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. LIBOR + 6.600%)	4.162%	4/16/42	3,319,786	730,907	(e)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.649%	5/16/55	43,442,961	1,781,053	(e)
Government National Mortgage Association (GNMA), 2014-176 IA, IO, PAC	4.000%	11/20/44	1,253,334	206,294
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	1,432,671	302,683
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	2.793%	5/20/68	2,092,986	2,082,688	(e)
Government National Mortgage Association (GNMA), 2010-31 GS, IO,PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.059%	3/20/39	11,568	414	(e)

See Notes to Schedule of Investments.

7

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2010-85 HS, IO,PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.209%	1/20/40	$40,868	$3,351	(e)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	467,266	85,395
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.588%	1/16/55	99,285,763	2,326,811	(e)
GreenPoint Mortgage Funding Trust, 2005-HY1 1A1B (1 mo. USD LIBOR + 0.360%)	2.790%	7/25/35	14,259,250	13,976,660	(e)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	546,481	(e)
GS Mortgage Securities Trust, 2014-GC20 AAB	3.655%	4/10/47	3,006,239	3,089,778
GS Mortgage Securities Trust, 2018-RPL1 A1A	3.750%	10/25/57	31,350,328	32,308,865	(f)
GS Mortgage Securities Trust, 2019-SOHO A	3.350%	6/15/36	13,100,000	13,100,000	(f)(g)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	3.170%	12/25/34	3,481,068	3,513,550	(e)
IMPAC CMB Trust Series, 2004-7 1A1 (1 mo. USD LIBOR + 0.740%)	3.170%	11/25/34	8,068,756	8,171,007	(e)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	0.769%	1/15/47	27,416,746	794,312	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.594%	7/15/47	700,000	733,906	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B (1 mo. USD LIBOR + 2.280%)	4.720%	11/15/31	1,070,064	1,070,485	(e)(f)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	666,518	526,637
JPMorgan Mortgage Trust, 2015-5 A9	3.293%	5/25/45	2,672,601	2,675,420	(e)(f)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	46,743,540	47,434,083	(e)(f)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	18,215,820	18,385,173	(e)(f)

See Notes to Schedule of Investments.

8

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	$54,904,276	$55,414,721	(e)(f)
JPMorgan Resecuritization Trust Series, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	0.342%	7/27/36	7,421,783	6,564,862	(e)(f)
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA A (Panamanian Mortgage Reference Rate - 1.250%)	4.500%	12/23/36	126,968	125,286	(e)(f)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.999%	9/25/35	74,417	54,874	(e)
Merrill Lynch Mortgage Investors Trust Series, 2006-A1 1A1	4.392%	3/25/36	599,063	496,280	(e)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	7,160,616	7,244,788	(e)(f)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	8,739,188	8,974,702	(e)(f)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	33,280,031	34,631,028	(e)(f)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	39,373,005	41,100,063	(e)(f)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	4.484%	5/25/35	1,904	1,946	(e)
RALI Series Trust, 2006-QO7 3A2 (1 mo. USD LIBOR + 0.205%)	2.635%	9/25/46	670,924	645,888	(e)
RAMP Series Trust, 2005-SL1 A7	8.000%	5/25/32	35,849	28,794
Regal Trust IV (11th District Cost of Funds + 1.500%)	2.625%	9/29/31	262	257	(e)(f)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	1,108,947	1,119,509
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	3.390%	6/15/33	7,590,000	7,587,879	(e)(f)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	2.982%	1/21/70	6,400,000	6,401,875	(e)(f)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	4.406%	3/25/34	194,156	195,908	(e)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	4.631%	3/25/46	322,717	339,658	(e)

See Notes to Schedule of Investments.

9

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	4.533%	3/25/33	$197,767	$201,059	(e)
Towd Point Mortgage Trust, 2016-3 A1	2.250%	4/25/56	8,456,554	8,405,556	(e)(f)
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	101,730	(f)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	3.410%	11/25/34	9,140,776	9,264,032	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. USD LIBOR + 0.640%)	3.070%	7/25/45	89,390	91,717	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR11 A	4.152%	10/25/34	267,902	271,626	(e)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 XA, IO	1.155%	8/15/50	29,029,609	1,246,409	(e)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	5,870,000	5,958,554
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.366%	6/15/45	414,872	13,113	(e)(f)
WFRBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,712,407	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $601,113,391)				611,665,005

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.7%
U.S. Government Agencies - 1.1%
Federal National Mortgage Association (FNMA)	3.500%	6/1/49	19,600,000	19,996,393
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	7,960,000	7,890,379

Total U.S. Government Agencies				27,886,772

U.S. Government Obligations - 7.6%
U.S. Treasury Bonds	3.000%	5/15/45	20,240,000	21,921,660
U.S. Treasury Bonds	2.750%	11/15/47	13,700,000	14,149,531
U.S. Treasury Bonds	2.875%	5/15/49	28,120,000	29,830,267
U.S. Treasury Notes	1.250%	8/31/19	135,000,000	134,607,128

Total U.S. Government Obligations				200,508,586

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $223,698,622)				228,395,358

U.S. TREASURY INFLATION PROTECTED SECURITIES - 8.4%
U.S. Treasury Bonds, Inflation Indexed	0.375%	7/15/25	6,099,282	6,131,063

See Notes to Schedule of Investments.

10

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - (continued)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	$2,855,543	$3,690,021
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	29,122,224	33,267,110
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	11,010,900	10,979,431
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	43,363,789	45,850,555
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	13,110,721	13,486,522
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	100,545,206	107,272,106
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	106,982	108,928

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $208,136,239)				220,785,736

ASSET-BACKED SECURITIES - 7.5%
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	4.092%	10/20/27	3,000,000	3,005,916	(e)(f)
Ares XXXIII CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.350%)	3.949%	12/5/25	5,000,000	5,000,145	(e)(f)
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	3.555%	9/25/33	96,374	95,307	(e)
Argent Securities Inc., Pass-Through Certificates, 2004-W5 AV3B (1 mo. USD LIBOR + 0.900%)	3.330%	4/25/34	918,734	924,821	(e)
Bayview Financial Asset Trust, 2007- SR1A M2 (1 mo. USD LIBOR + 0.900%)	3.377%	3/25/37	558,380	548,287	(e)(f)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A	4.213%	12/16/41	20,722,083	21,350,145	(f)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	2.760%	7/25/36	42,095	39,914	(e)(f)
Countrywide Asset-Backed Certificates, 2007-13 2A1 (1 mo. USD LIBOR + 0.900%)	3.330%	10/25/47	27,386	26,828	(e)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	2.930%	10/25/34	2,816,712	2,809,432	(e)

See Notes to Schedule of Investments.

11

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Credit-Based Asset Servicing & Securitization LLC, 2007-SP1 A4	5.483%	12/25/37	$258,768	$263,389	(f)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	24,679,836	24,274,783	(e)(f)
CSMC Trust, 2017-RPL1 M1	3.086%	7/25/57	20,370,000	18,438,272	(e)(f)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	23,200,000	23,289,452	(f)
LCM XXIII Ltd., 2023-A A1 (3 mo. USD LIBOR + 1.400%)	3.992%	10/20/29	2,500,000	2,512,360	(e)(f)
MASTR Asset Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	2.730%	5/25/37	6,730,202	6,437,088	(e)(f)
Merrill Lynch Mortgage Investors Trust Series, 2006-FF1 M5 (1 mo. USD LIBOR + 0.390%)	2.820%	8/25/36	20,305,000	20,192,064	(e)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.090%)	2.520%	12/25/36	31,543	19,010	(e)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	3.030%	4/25/40	3,668,635	3,640,322	(e)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	3.730%	3/25/66	3,310,000	3,371,405	(e)(f)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.928%	8/15/29	500,000	502,461	(e)(f)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.949%	4/15/37	684,246	661,766	(e)
RAAC Series Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.700%	5/25/36	190,106	188,176	(e)(f)
RAAC Series Trust, 2006-SP1 M1 (1 mo. USD LIBOR + 0.400%)	2.830%	9/25/45	1,870,404	1,869,406	(e)
RAMP Series Trust, 2006-RZ4 A3 (1 mo. USD LIBOR + 0.270%)	2.700%	10/25/36	1,106,348	1,106,502	(e)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	3.310%	8/25/33	893,926	897,676	(e)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	3.430%	9/25/37	272,238	222,125	(e)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	4.230%	9/25/37	1,191,919	975,838	(e)

See Notes to Schedule of Investments.

12

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	3.930%	10/25/32	$2,847	$2,743	(e)(f)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.730%	3/25/44	8,600,000	8,226,926	(e)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	2,580,997	2,607,823
Structured Asset Securities Corp., 2004-SC1 A	8.367%	12/25/29	13,510	13,379	(e)(f)
Structured Asset Securities Corp., 2005-WF1 A3 (1 mo. USD LIBOR + 0.660%)	3.090%	2/25/35	82,864	83,154	(e)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	351,504	348,665
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	9,168,693	9,173,361	(e)(f)
Towd Point Mortgage Trust, 2019- HY2 A1 (1 mo. USD LIBOR + 1.000%)	3.430%	5/25/58	28,085,751	28,411,209	(e)(f)
Truman Capital Mortgage Loan Trust, 2005-1 A (1 mo. USD LIBOR + 0.430%)	2.860%	3/25/37	23,961	24,543	(e)(f)
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	5,068,103	5,342,367

TOTAL ASSET-BACKED SECURITIES (Cost - $194,209,746)				196,897,060

CORPORATE BONDS & NOTES - 2.9%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,240,000	1,267,900	(f)

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,635,238

FINANCIALS - 1.9%
Banks - 1.9%
Bank of Montreal, Senior Secured Notes	1.750%	6/15/21	12,200,000	12,073,405	(f)

See Notes to Schedule of Investments.

13

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
International Bank for Reconstruction & Development, Senior Notes (Secured Overnight Financing Rate + 0.22%)	2.710%	8/21/20	$35,000,000	$35,011,584	(e)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/1/19	1,620,000	1,611,438	(e)(h)

Total Banks				48,696,427

Insurance - 0.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	8,944	12,622	(f)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.592%	2/12/23	38,464	38,945	(e)(f)

Total Insurance				51,567

TOTAL FINANCIALS				48,747,994

INDUSTRIALS - 0.8%
Transportation Infrastructure - 0.8%
DP World PLC, Senior Notes	5.625%	9/25/48	20,510,000	21,807,258	(f)

MATERIALS - 0.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	2,013,541	(f)

TOTAL CORPORATE BONDS & NOTES (Cost - $73,858,725)				75,471,931

SOVEREIGN BONDS - 1.6%
Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	8,660,000	9,026,439	(f)

Mexico - 0.4%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	10,410,000	10,229,126

Qatar - 0.8%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	18,110,000	18,823,081	(i)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,595,843	(i)

Total Qatar				20,418,924

Saudi Arabia - 0.1%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	3,600,000	3,596,692	(f)

TOTAL SOVEREIGN BONDS (Cost - $42,219,701)				43,271,181

See Notes to Schedule of Investments.

14

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
U.S. Treasury 2-Year Notes Futures, Put @ $105.50	7/26/19	9,286	$18,572,000	$290,188
U.S. Treasury 5-Year Notes Futures, Call @ $116.00	6/21/19	89	89,000	125,156
U.S. Treasury 5-Year Notes Futures, Put @ $111.75	7/26/19	4,182	4,182,000	65,344
U.S. Treasury 5-Year Notes Futures, Put @ $112.00	7/26/19	2,515	2,515,000	39,297
U.S. Treasury 5-Year Notes Futures, Put @ $113.25	7/26/19	6,743	6,743,000	158,042
U.S. Treasury 5-Year Notes Futures, Put @ $113.75	7/26/19	3,785	3,785,000	88,713
U.S. Treasury 5-Year Notes Futures, Put @ $110.75	8/23/19	1,339	1,339,000	20,922
U.S. Treasury 10-Year Notes Futures, Call @ $123.50	6/21/19	86	86,000	280,844
U.S. Treasury 10-Year Notes Futures, Call @ $126.25	6/21/19	21	21,000	19,359
U.S. Treasury 10-Year Notes Futures, Call @ $132.50	6/21/19	1,700	1,700,000	26,563
U.S. Treasury 10-Year Notes Futures, Call @ $133.00	7/26/19	8,000	8,000,000	625,000
U.S. Treasury 10-Year Notes Futures, Call @ $134.50	7/26/19	338	338,000	15,844
U.S. Treasury 10-Year Notes Futures, Call @ $135.50	7/26/19	7,507	7,507,000	351,891
U.S. Treasury 10-Year Notes Futures, Call @ $136.00	7/26/19	480	480,000	22,500
U.S. Treasury 10-Year Notes Futures, Call @ $133.50	8/23/19	1,040	1,040,000	113,750
U.S. Treasury 10-Year Notes Futures, Put @ $125.50	6/21/19	170	170,000	31,875
U.S. Treasury Long-Term Bonds Futures, Call @ $147.00	6/21/19	86	86,000	580,500
U.S. Treasury Long-Term Bonds Futures, Call @ $151.50	6/21/19	9	9,000	23,766
U.S. Treasury Long-Term Bonds Futures, Call @ $153.00	6/21/19	85	85,000	140,781
U.S. Treasury Long-Term Bonds Futures, Put @ $153.00	6/21/19	42	42,000	39,375

See Notes to Schedule of Investments.

15

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Put @ $134.00		7/26/19	514	$514,000	$8,031
U.S. Treasury Long-Term Bonds Futures, Put @ $137.00		7/26/19	165	165,000	5,156

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS					3,072,897

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption with Bank of America N.A. to buy protection on Markit CDX.NA.IG.31 Index, Put @ 117.50bps	Bank of America N.A.	7/17/19	1,196,000,000	1,196,000,000	306,529

TOTAL PURCHASED OPTIONS (Cost - $1,975,991)					3,379,426

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,721,169,971)					2,770,596,178

		RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 21.5%
U.S. GOVERNMENT AGENCIES - 20.7%
Federal Home Loan Bank (FHLB), Discount Notes		0.950%	6/5/19	10,000,000	9,998,706	(j)
Federal Home Loan Bank (FHLB), Discount Notes		1.188%	6/6/19	30,000,000	29,994,175	(j)
Federal Home Loan Bank (FHLB), Discount Notes		1.788%	6/12/19	135,000,000	134,921,362	(j)
Federal Home Loan Bank (FHLB), Discount Notes		2.113%	6/26/19	240,000,000	239,642,733	(j)
Federal Home Loan Bank (FHLB), Discount Notes		2.239%	7/17/19	80,000,000	79,772,178	(j)
Federal Home Loan Bank (FHLB), Discount Notes		2.328%	8/30/19	50,000,000	49,714,000	(j)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $543,947,678)					544,043,154

See Notes to Schedule of Investments.

16

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 0.8%
BNY Mellon Cash Reserve Fund (Cost - $21,626,550)	0.850%	21,626,550	$21,626,550

TOTAL SHORT-TERM INVESTMENTS (Cost - $565,574,228)			565,669,704

TOTAL INVESTMENTS - 126.7% (Cost - $3,286,744,199)			3,336,265,882
Liabilities in Excess of Other Assets - (26.7)%			(703,167,004)

TOTAL NET ASSETS - 100.0%			$2,633,098,878

(a)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2019, the Fund held TBA securities with a total cost of $659,668,698.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

bps	— basis point spread. 100 basis points = 1.00%
CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

17

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL	AMOUNT VALUE
U.S. Treasury 5-Year Notes Futures, Call	6/21/19	$116.50	445	$445,000	$(431,094)
U.S. Treasury 5-Year Notes Futures, Call	6/21/19	116.75	178	178,000	(140,453)
U.S. Treasury 5-Year Notes Futures, Call	6/21/19	117.25	442	442,000	(214,094)
U.S. Treasury 5-Year Notes Futures, Put	6/21/19	115.25	892	892,000	(6,969)
U.S. Treasury 5-Year Notes Futures, Put	6/21/19	115.50	1,337	1,337,000	(20,891)
U.S. Treasury 5-Year Notes Futures, Put	6/21/19	115.75	177	177,000	(4,149)
U.S. Treasury 5-Year Notes Futures, Put	6/21/19	116.00	176	176,000	(6,875)
U.S. Treasury 5-Year Notes Futures, Put	6/21/19	116.25	883	883,000	(55,188)
U.S. Treasury 5-Year Notes Futures, Put	6/21/19	116.75	176	176,000	(30,250)
U.S. Treasury 5-Year Notes Futures, Put	8/23/19	116.00	707	707,000	(154,656)
U.S. Treasury 10-Year Notes Futures, Call	6/21/19	124.00	686	686,000	(1,907,937)
U.S. Treasury 10-Year Notes Futures, Call	6/21/19	124.50	820	820,000	(1,896,250)
U.S. Treasury 10-Year Notes Futures, Call	6/21/19	125.00	1,546	1,546,000	(2,874,594)
U.S. Treasury 10-Year Notes Futures, Call	6/21/19	125.50	43	43,000	(61,813)
U.S. Treasury 10-Year Notes Futures, Call	6/21/19	126.00	1,844	1,844,000	(1,988,062)
U.S. Treasury 10-Year Notes Futures, Call	6/21/19	126.50	1,134	1,134,000	(885,937)
U.S. Treasury 10-Year Notes Futures, Call	6/21/19	127.00	685	685,000	(374,609)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	126.00	432	432,000	(661,500)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	127.00	344	344,000	(354,750)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	127.50	342	342,000	(288,562)
U.S. Treasury 10-Year Notes Futures, Put	6/7/19	125.25	128	128,000	(6,000)
U.S. Treasury 10-Year Notes Futures, Put	6/7/19	125.50	129	129,000	(10,078)
U.S. Treasury 10-Year Notes Futures, Put	6/7/19	126.50	85	85,000	(29,219)
U.S. Treasury 10-Year Notes Futures, Put	6/21/19	123.00	215	215,000	(3,359)
U.S. Treasury 10-Year Notes Futures, Put	6/21/19	123.50	194	194,000	(3,031)
U.S. Treasury 10-Year Notes Futures, Put	6/21/19	124.00	815	815,000	(25,469)
U.S. Treasury 10-Year Notes Futures, Put	6/21/19	124.50	759	759,000	(47,438)
U.S. Treasury 10-Year Notes Futures, Put	6/21/19	124.75	171	171,000	(13,359)
U.S. Treasury 10-Year Notes Futures, Put	6/21/19	125.00	256	256,000	(28,000)
U.S. Treasury 10-Year Notes Futures, Put	6/21/19	125.75	86	86,000	(21,500)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	123.50	364	364,000	(62,563)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	124.00	64	64,000	(15,000)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	125.00	86	86,000	(37,625)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	125.50	191	191,000	(113,406)
U.S. Treasury Long-Term Bonds Futures, Call	6/21/19	150.00	215	215,000	(836,484)
U.S. Treasury Long-Term Bonds Futures, Call	6/21/19	154.00	129	129,000	(149,156)

See Notes to Schedule of Investments.

18

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SCHEDULE OF WRITTEN OPTIONS (cont’d)
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT		VALUE
U.S. Treasury Long-Term Bonds Futures, Call		8/23/19	$153.00		129	$129,000		$(340,641)
U.S. Treasury Long-Term Bonds Futures, Put		6/21/19	145.00		86	86,000		(1,344)
U.S. Treasury Long-Term Bonds Futures, Put		6/21/19	146.00		87	87,000		(1,359)
U.S. Treasury Long-Term Bonds Futures, Put		6/21/19	147.00		258	258,000		(8,063)
U.S. Treasury Long-Term Bonds Futures, Put		6/21/19	148.00		129	129,000		(6,047)
U.S. Treasury Long-Term Bonds Futures, Put		6/21/19	150.50		86	86,000		(20,156)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $5,683,657)								$(14,137,930)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.32 Index, Put (Premiums received - $37,043)	Bank of America N.A.	6/19/19	70.00	bps	21,790,000	$21,790,000	‡	$(12,446)

TOTAL WRITTEN OPTIONS (Premiums received - $5,720,700)								$(14,150,376)

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation used in this schedule:

bps	— basis point spread. 100 basis points = 1.00%

See Notes to Schedule of Investments.

19

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

At May 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	9,484	12/19	$2,304,062,086	$2,321,327,550	$17,265,464
90-Day Eurodollar	161	3/20	39,322,528	39,491,288	168,760
90-Day Eurodollar	1,431	6/20	349,492,813	351,417,825	1,925,012
U.S. Treasury 2-Year Notes	9,261	9/19	1,981,246,759	1,988,076,234	6,829,475
U.S. Treasury 5-Year Notes	17,205	9/19	2,003,175,817	2,019,302,504	16,126,687
U.S. Treasury Long-Term Bonds	88	9/19	13,347,105	13,527,250	180,145
U.S. Treasury Ultra Long-Term Bonds	3,541	9/19	603,870,753	622,441,406	18,570,653

					61,066,196

Contracts to Sell:
30-Day Federal Funds	3,721	7/19	1,513,872,664	1,514,102,994	(230,330)
30-Day Federal Funds	2,816	1/20	1,148,995,855	1,151,660,125	(2,664,270)
90-Day Eurodollar	2,268	6/21	555,217,887	557,332,650	(2,114,763)
U.S. Treasury 10-Year Notes	10,989	9/19	1,375,730,180	1,392,855,750	(17,125,570)

					(22,134,933)

Net unrealized appreciation on open futures contracts					$38,931,263

At May 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$1,053,300,000	8/24/19	3-Month LIBOR quarterly	1.582% semi-annually	—	$(2,455,269)
80,580,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	(216,899)
118,590,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(602,657)
164,460,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(16,390)	(934,546)
368,750,000	6/15/21	Daily U.S Federal Funds Intraday Effective Rate annually	1.800% annually	18,988	937,971

See Notes to Schedule of Investments.

20

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$1,293,956,000	4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	$289,135	$5,686,264
	1,318,217,000	4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	88,959	(5,362,655)
	264,715,000	6/19/24	3-Month LIBOR quarterly	Daily U.S. Federal Funds Intraday Effective Rate + 0.254% quarterly	—	488,847
	238,000,000	10/31/25	2.750% semi-annually	3-Month LIBOR quarterly	(110,000)	(10,953,228)
	164,052,000	12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	398,880	(3,116,308)
	379,348,000	12/31/25	2.250% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(2,231,394)	(9,676,161)
	481,064,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	(6,891,769)	(8,637,080)
	197,810,000	2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	110,717	20,526,771
	144,525,000	2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	65,565	(28,401,852)
	122,692,000	5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	515,579	(13,824,717)
	146,816,000	5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	113,777	(19,630,478)
	132,651,000	8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(378,839)	(10,816,318)

Total	$6,669,526,000				$(8,026,792)	$(86,988,315)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.32 Index	$1,442,428,541	6/20/24	1.000% quarterly	$20,232,945	$22,573,458	$(2,340,513)
Markit CDX.NA.IG.32 Index	44,690,000	6/20/29	1.000% quarterly	(679,332)	(506,134)	(173,198)

Total	$1,487,118,541			$19,553,613	$22,067,324	$(2,513,711)

See Notes to Schedule of Investments.

21

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

23

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$1,372,535,410	$18,195,071	$1,390,730,481
Collateralized Mortgage Obligations	—	611,665,005	—	611,665,005
U.S. Government & Agency Obligations	—	228,395,358	—	228,395,358
U.S. Treasury Inflation Protected Securities	—	220,785,736	—	220,785,736
Asset-Backed Securities	—	196,897,060	—	196,897,060
Corporate Bonds & Notes	—	75,471,931	—	75,471,931
Sovereign Bonds	—	43,271,181	—	43,271,181
Purchased Options:
Exchange-Traded Purchased Options	$3,072,897	—	—	3,072,897
OTC Purchased Options	—	306,529	—	306,529

Total Long-Term Investments	$3,072,897	$2,749,328,210	$18,195,071	$2,770,596,178

Short-Term Investments†:
U.S. Government Agencies	—	544,043,154	—	544,043,154
Overnight Deposits	—	21,626,550	—	21,626,550

Total Short-Term Investments	—	565,669,704	—	565,669,704

Total Investments	$3,072,897	$3,314,997,914	$18,195,071	$3,336,265,882

25

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$61,066,196	—	—	$61,066,196
Centrally Cleared Interest Rate Swaps	—	$27,639,853	—	27,639,853

Total Other Financial Instruments	$61,066,196	$27,639,853	—	$88,706,049

Total	$64,139,093	$3,342,637,767	$18,195,071	$3,424,971,931

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$14,137,930	—	—	$14,137,930
OTC Written Options	—	$12,446	—	12,446
Futures Contracts	22,134,933	—	—	22,134,933
Centrally Cleared Interest Rate Swaps	—	114,628,168	—	114,628,168
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	2,513,711	—	2,513,711

Total	$36,272,863	$117,154,325	—	$153,427,188

†	See Schedule of Investments for additional detailed categorizations.

26

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 82.3%
Alabama - 1.3%
Jefferson County, AL, Sewer Revenue:
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	$75,000	$86,174
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	105,000	123,175
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	60,000	79,872
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	200,000	215,748	(a)

Total Alabama				504,969

Arizona - 6.9%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/37	45,000	51,667
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/38	500,000	575,050
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/47	50,000	56,790
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	500,000	572,210	(b)(c)(d)(e)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	82,441
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	585,000	703,065
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	625,234

Total Arizona				2,666,457

California - 15.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	58,197
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	57,877
California State Health Facilities Financing Authority Revenue, Memorial Health Services, Series A	5.000%	10/1/33	115,000	127,109
California State Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding, (1 mo. LIBOR x 0.7 + 0.380%)	2.080%	8/1/21	500,000	500,200	(c)(e)
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	100,000	116,158	(b)

See Notes to Schedule of Investments.

1

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Senior Lien, LINXS APM Project	5.000%	12/31/34	$100,000	$118,442	(b)
California State PCFA, Solid Waste Disposal Revenue, Series A	2.500%	5/1/24	125,000	126,373	(b)(c)(e)
California State, GO:
Various Purpose, Refunding	5.000%	4/1/29	500,000	652,215
Various Purpose, Refunding	4.000%	11/1/36	15,000	16,786
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	59,460
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	59,584
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	180,000	179,102
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	100,000	99,501
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	68,388
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/32	500,000	635,375
Los Angeles, CA, Department of Airports Revenue, Subordinated, Series C	5.000%	5/15/37	75,000	90,010	(b)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	500,000	600,025
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	100,000	121,070
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	250,000	313,287
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	50,000	63,418
Series B	6.125%	11/1/29	155,000	196,892
Riverside County, CA, Transportation Commission
Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	123,467
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/37	100,000	125,266
Series A, Refunding	5.000%	10/1/48	100,000	122,453
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	125,413

See Notes to Schedule of Investments.

2

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$300,000	$351,918
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A	5.000%	1/1/33	100,000	122,517	(b)
San Mateo, CA, Foster City Public Financing Authority, Wastewater Revenue	5.000%	8/1/49	125,000	153,367	(d)
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	60,438
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	604,215

Total California				6,048,523

Colorado - 1.1%
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	58,522
Colorado State Health Facilities Authority Revenue, Improvement And Refunding Revenue, Bethesda Project, Series A-1	5.000%	9/15/48	50,000	55,322
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/47	100,000	109,603
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	108,734	(b)
E-470 Public Highway Authority Revenue, CO, Series C	5.250%	9/1/25	25,000	26,022
University of Colorado Enterprise Revenue:
Series B, Refunding	5.000%	6/1/37	15,000	16,530	(f)
Series B, Refunding	5.000%	6/1/37	60,000	66,307	(f)

Total Colorado				441,040

Connecticut - 2.5%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	58,929
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	592,810
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	138,101
Series E	5.000%	10/15/34	50,000	58,597
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	119,571

Total Connecticut				968,008

See Notes to Schedule of Investments.

3

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.2%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	$75,000	$80,350

District of Columbia - 0.2%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	10,000	10,430
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	85,518

Total District of Columbia				95,948

Florida - 2.3%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	58,435	(b)
Series A	5.000%	10/1/45	250,000	283,333	(b)
Florida State Board of Education, Public Education Capital Outlay Bonds, GO, Series B	5.125%	6/1/40	100,000	103,676	(f)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	29,116	(b)
Miami-Dade County, FL, Aviation Revenue, Series A	4.000%	10/1/44	200,000	217,218	(b)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	10,000	11,655
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,528
Tampa-Hillsborough County, FL, Expressway Authority Revenue, Series C	5.000%	7/1/48	100,000	118,364
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	50,000	57,565

Total Florida				884,890

Georgia - 2.7%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project	5.000%	7/1/39	100,000	116,712
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	100,000	122,554
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	61,993
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	231,928

See Notes to Schedule of Investments.

4

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Subordinated, Series E, LIQ - Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	1.990%	12/1/23	$500,000	$495,540	(c)(e)
Main Street Natural Gas Inc., GA, Gas Supply Revenue, Series B	5.000%	3/15/21	10,000	10,524

Total Georgia				1,039,251

Idaho - 0.3%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	117,316

Illinois - 9.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/42	100,000	110,102
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	100,000	108,580
Series C, Refunding	5.000%	12/1/25	100,000	112,013
Chicago, IL, GO:
Series 2005 D, Refunding	5.500%	1/1/34	10,000	11,050
Series A	5.000%	1/1/44	125,000	136,523
Series A, Refunding	5.250%	1/1/33	30,000	32,376
Series A, Refunding	5.000%	1/1/35	185,000	196,651
Series A, Refunding	6.000%	1/1/38	5,000	5,809
Series C, Refunding	5.000%	1/1/25	30,000	33,146
Chicago, IL, O’Hare International Airport Revenue:
Series D	5.000%	1/1/46	10,000	11,257
Trips Obligated Group	5.000%	7/1/48	50,000	57,361	(b)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	25,000	27,775
Series 2011	5.250%	12/1/40	100,000	105,702
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	39,060
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	35,671
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	70,553
Elk Grove Village, IL, GO, Cook and DuPage Counties	5.000%	1/1/36	35,000	40,772
Illinois State Finance Authority, University of Illinois Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	59,492

See Notes to Schedule of Investments.

5

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Finance Authority Revenue:
Green Bond	5.000%	7/1/36	$100,000	$123,753
Green Bond	4.000%	7/1/38	100,000	111,200
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/31	45,000	52,638
Illinois State Sales Tax Revenue, Subordinated,
Series D, Refunding	5.000%	6/15/23	165,000	180,880
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	25,000	28,881
Illinois State, GO:
Refunding	5.000%	2/1/27	25,000	28,652
Series 2016	5.000%	1/1/33	25,000	27,495
Series 2016	5.000%	1/1/35	250,000	273,617
Series 2016, Refunding	5.000%	2/1/29	20,000	22,747
Series A, Refunding	5.000%	10/1/29	150,000	173,757
Series C	5.000%	11/1/29	750,000	858,097
Series D	5.000%	11/1/26	200,000	229,254
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.000%	6/15/50	180,000	182,819
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	50,000	50,909

Total Illinois				3,538,592

Indiana - 1.4%
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	116,423
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	109,057
Courthouse and Jail Project, Series A	5.000%	2/1/54	250,000	297,510
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc. Project, (SIFMA Municipal Swap Index Yield + 0.750%)	2.170%	12/2/19	25,000	25,011	(b)(c)(e)

Total Indiana				548,001

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	50,000	50,600

See Notes to Schedule of Investments.

6

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - 1.1%
Wyandotte County USD #202 Turner, GO, Series A, AGM	4.000%	9/1/37	$400,000	$439,972

Kentucky - 2.2%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives, Series B	2.700%	11/10/21	175,000	178,463	(c)(e)
Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	115,506
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	200,000	216,726	(c)(e)
Series B	4.000%	1/1/25	300,000	329,499	(c)(e)

Total Kentucky				840,194

Louisiana - 0.2%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	57,538
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	11,875

Total Louisiana				69,413

Maryland - 0.4%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/44	150,000	164,730

Massachusetts - 5.4%
Berkshire, MA, Wind Power Cooperative Corp. Revenue, Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/29	35,000	42,752
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	103,382
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	11,671
Wellforce Issue, Series A	5.000%	7/1/39	50,000	58,750
Worcester Polytechnic Institute, Refunding	5.000%	9/1/42	75,000	88,064
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	160,000	196,394	(b)
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	100,000	118,948
Massachusetts State Water Resources Authority Revenue, Series B	5.000%	8/1/40	50,000	59,275
Massachusetts State, GO:
Consolidated Loan, Series C	5.000%	5/1/49	200,000	242,308
Series F	5.000%	11/1/41	1,000,000	1,193,460

Total Massachusetts				2,115,004

See Notes to Schedule of Investments.

7

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 0.9%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	$100,000	$110,231
Michigan State Finance Authority Revenue, Henry Ford Health System, Series A	4.000%	11/15/50	100,000	107,548
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	116,843	(b)

Total Michigan				334,622

Missouri - 0.1%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	50,000	55,068

New Jersey - 4.5%
New Brunswick, NJ, Guaranteed Parking Revenue, Series 2017, AGM	5.000%	9/1/21	220,000	236,645
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	95,158	(b)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	166,645	(b)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.250%)	2.670%	9/1/25	180,000	177,719	(e)
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	57,214
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.020%	3/1/28	325,000	326,111	(e)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	111,318	(b)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	50,000	59,244
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	60,000	69,031
Transportation Program, Series AA	5.250%	6/15/43	100,000	116,266
Transportation Program, Series AA	5.000%	6/15/45	100,000	109,575
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	100,000	116,886

See Notes to Schedule of Investments.

8

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Series G, Refunding	5.000%	1/1/35	$60,000	$72,829
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	30,000	33,593

Total New Jersey				1,748,234

New Mexico - 0.1%
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	35,000	35,045	(c)(e)

New York - 3.5%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	116,958
Monroe County, NY, Industrial Development Corp. Revenue, Series A	5.000%	7/1/36	105,000	113,017	(f)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Subordinate, Subseries FF-2, Refunding	4.000%	6/15/41	100,000	111,976
Subordinated, Series BB-1	5.000%	6/15/46	30,000	35,663
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	100,000	118,664
New York State Dormitory Authority Revenue, New York University, Series A, Refunding	5.000%	7/1/43	50,000	59,726
New York State Dormitory Authority, Sales Tax Revenue:
Group 3, Series E, Refunding	5.000%	3/15/38	100,000	122,809
Group 4, Series E, Refunding	5.000%	3/15/44	100,000	121,254
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3 Bonds, Series B, Refunding	5.000%	2/15/43	100,000	119,007
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	109,349	(a)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	57,812
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	80,000	84,542	(b)
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	15,000	15,774	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	80,000	95,186	(b)

See Notes to Schedule of Investments.

9

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	$25,000	$28,123	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	25,000	27,458	(b)
Port Authority of New York & New Jersey Revenue, Consolidated Series 185	5.000%	9/1/25	10,000	11,708	(b)

Total New York				1,349,026

North Carolina - 0.4%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	77,024
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	50,000	58,619
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,592

Total North Carolina				141,235

Ohio - 1.5%
Ohio State Higher Educational Facility Commission College & University Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	605,435

Oregon - 3.4%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Project Series A	2.400%	5/2/22	125,000	125,465	(b)(c)(e)
University of Oregon General Revenue, Series A	5.000%	4/1/48	1,000,000	1,196,860

Total Oregon				1,322,325

Pennsylvania - 2.0%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	150,000	164,748
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp., Refunding	6.750%	11/1/24	25,000	25,290
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	57,048
Commonwealth Financing Authority, PA, Tobacco
Master Settlement Payment Revenue, Series 2018	5.000%	6/1/30	50,000	61,063
Pennsylvania State Turnpike Commission Revenue:
Series A-1	5.000%	12/1/47	25,000	29,329
Subordinated, Series B	5.000%	12/1/48	100,000	117,034

See Notes to Schedule of Investments.

10

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	$250,000	$299,625
State Public School Building Authority, PA, Lease Revenue, Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	23,579

Total Pennsylvania				777,716

Puerto Rico - 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	115,000	115,287
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	120,000	96,000	*(g)
Series A	5.050%	7/1/42	30,000	24,000	*(g)
Series XX	5.250%	7/1/40	280,000	224,700	*(g)

Total Puerto Rico				459,987

South Carolina - 0.2%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center, Series A	5.000%	11/1/37	75,000	77,976

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	29,107

Tennessee - 1.8%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B	5.000%	7/1/46	50,000	59,483
Tennessee Energy Acquisition Corp., Gas Revenue:
Series 2018	4.000%	11/1/25	100,000	109,698	(c)(e)
Series A	5.250%	9/1/23	10,000	11,215
Series A	5.250%	9/1/26	425,000	507,509

Total Tennessee				687,905

Texas - 5.5%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	23,664
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	112,026
Flatonia, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	500,000	575,805
Forney, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	100,000	117,214

See Notes to Schedule of Investments.

11

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Frisco, TX, ISD, GO, Refunding, PSF - GTD	4.000%	8/15/45	$100,000	$110,295
Grand Parkway Transportation Corp., TX, System Toll Revenue, Subordinated Tier, Series A	5.000%	10/1/48	100,000	119,350
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	200,000	241,422
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	100,000	118,495	(b)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	20,000	21,749
Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	15,000	17,596
Southside, TX, ISD, GO, School Building, Series 2017, PSF - GTD	5.000%	8/15/47	100,000	118,675
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	59,426
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	56,855
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	56,270
Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	10,000	11,565
Texas Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,550	(b)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	190,000	222,773
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/31	20,000	21,783
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	100,000	120,166

Total Texas				2,130,679

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	145,000	145,181

See Notes to Schedule of Investments.

12

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 2.0%
Salt Lake City, UT, Corp. Airport Revenue, Series A	5.000%	7/1/43	$250,000	$295,302	(b)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,700
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	254,958
Utah State Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	200,000	224,718

Total Utah				780,678

Virginia - 0.2%
Arlington County, VA, IDA Revenue, Refunding	5.000%	2/15/43	50,000	59,585
Virginia Port Authority, Port Facilities Revenue, Series B, Refunding	5.000%	7/1/41	10,000	11,504	(b)

Total Virginia				71,089

Washington - 0.3%
Washington State, GO, Series R-2018D, Refunding	5.000%	8/1/34	100,000	121,424

Wisconsin - 1.2%
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	5.000%	12/1/27	300,000	336,078	(a)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	15,000	17,061	(b)
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	114,840

Total Wisconsin				467,979

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $30,676,254)				31,953,969

SHORT-TERM INVESTMENTS - 18.1%
MUNICIPAL BONDS - 18.0%
California - 1.5%
Alameda County, CA, IDA Revenue, JMS Family Partnership, Series A, LOC - Wells Fargo Bank N.A.	1.520%	10/1/25	200,000	200,000	(b)(h)(i)
California Statewide CDA, MFH Revenue, David Avenue Apartments, Series WW, LIQ - FHLMC	1.420%	12/1/42	380,000	380,000	(b)(h)(i)

Total California				580,000

See Notes to Schedule of Investments.

13

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 2.5%
Liberty County, FL, Industrial Development Revenue, Georgia Pacific Corp. Project	1.540%	10/1/28	$800,000	$800,000	(a)(b)(h)(i)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, Refunding, LOC - Wells Fargo Bank N.A.	1.480%	7/1/37	170,000	170,000	(h)(i)

Total Florida				970,000

Illinois - 0.3%
Sterling, IL, Tax Increment Revenue, Taxable Variable Rate Demand Limited Obligation, Rock River Redevelopment, LOC - Wells Fargo Bank N.A.	2.450%	12/1/22	100,000	100,000	(h)(i)

Minnesota - 0.4%
Minneapolis, Minneapolis & St. Paul, Housing & Redevelopment Authority Revenue, Series C2, RMK, LOC - Wells Fargo Bank N.A.	1.410%	11/15/34	175,000	175,000	(h)(i)

Missouri - 0.8%
Missouri State HEFA Revenue, BJC Health System, Series D	1.380%	5/15/38	300,000	300,000	(h)(i)

New Jersey - 0.8%
New Jersey State Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, LOC - Wells Fargo Bank N.A.	1.260%	7/1/36	300,000	300,000	(h)(i)

New York - 4.1%
New York City, NY, GO, Subseries H-5, LOC - Dexia Credit Local	2.000%	3/1/34	100,000	100,000	(h)(i)
New York City, NY, TFA Revenue, Future Tax
Secured, Subordinated, SPA - JPMorgan Chase & Co.	2.250%	8/1/45	400,000	400,000	(h)(i)
New York State Energy Research & Development Authority Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Scotiabank	1.430%	6/1/36	800,000	800,000	(b)(h)(i)
New York State HFA Revenue, 363 West 30th Street, Series A, LIQ - FHLMC	1.450%	11/1/32	200,000	200,000	(b)(h)(i)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	1.800%	1/1/32	100,000	100,000	(h)(i)

Total New York				1,600,000

See Notes to Schedule of Investments.

14

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 2.3%
North Carolina State Medical Care Commission, Novant Health Group, Series A, SPA-JPMorgan Chase & Co.	1.450%	11/1/34	$300,000	$300,000	(h)(i)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, Series B, SPA-JPMorgan Chase & Co.	1.480%	11/1/34	600,000	600,000	(h)(i)

Total North Carolina				900,000

Pennsylvania - 0.3%
Lancaster, PA, IDA Revenue, Series C, LOC-PNC Bank N.A.	1.430%	12/1/39	100,000	100,000	(h)(i)

Texas - 1.5%
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	2.250%	12/1/41	400,000	400,000	(h)(i)
Permanent University Fund-University of Texas System, Series A	1.380%	7/1/38	200,000	200,000	(h)(i)

Total Texas				600,000

Utah - 1.0%
Emery County, UT, PCR, PacifiCorp. Project, Refunding	1.570%	11/1/24	400,000	400,000	(h)(i)

Washington - 2.5%
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ-FHLMC	1.460%	12/1/38	555,000	555,000	(h)(i)
Washington State HFC, Non-Profit Housing Revenue, Overlake School Project, LOC-Wells Fargo Bank N.A.	1.460%	10/1/29	420,000	420,000	(h)(i)

Total Washington				975,000

TOTAL MUNICIPAL BONDS (Cost - $7,000,000)				7,000,000

			SHARES
OVERNIGHT DEPOSITS - 0.1%
BNY Mellon Cash Reserve Fund
(Cost - $41,823)	0.850%		41,823	41,823

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,041,823)				7,041,823

TOTAL INVESTMENTS - 100.4% (Cost - $37,718,077)				38,995,792

Liabilities in Excess of Other Assets - (0.4)%				(156,623)

TOTAL NET ASSETS - 100.0%				$38,839,169

See Notes to Schedule of Investments.

15

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on these securities is currently in default as of May 31, 2019.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

16

WESTERN ASSET SMASH SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2019

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

At May 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term
Bonds	6	9/19	$1,027,911	$1,054,687	$(26,776)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$31,953,969	—	$31,953,969
Short-Term Investments†:
Municipal Bonds	—	7,000,000	—	7,000,000
Overnight Deposits	—	41,823	—	41,823

Total Short-Term Investments	—	7,041,823	—	7,041,823

Total Investments	—	$38,995,792	—	$38,995,792

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$26,776	—	—	$26,776

†	See Schedule of Investments for additional detailed categorizations.

20